UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07666

BlackRock Florida Investment Quality Municipal Trust

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President BlackRock Florida Investment Quality Municipal Trust 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2005

Date of reporting period:	October 31, 2005

Item 1. Reports to Shareholders.
The Registrant’s annual report to shareholders is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

OCTOBER 31, 2005

BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

October 31, 2005

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of October 31, 2005.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Investment Quality Municipal Trust (BKN)	6.37%	9.80%	$16.62	$15.59

BlackRock Municipal Income Trust (BFK)	6.32	9.72	15.69	14.71

BlackRock California Investment Quality Municipal Trust (RAA)	5.38	8.28	15.75	14.20

BlackRock California Municipal Income Trust (BFZ)	6.12	9.42	14.92	15.18

BlackRock Florida Investment Quality Municipal Trust (RFA)	5.72	8.80	14.85	14.39

BlackRock Florida Municipal Income Trust (BBF)	5.93	9.12	15.25	15.48

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	5.72	8.80	14.70	14.48

BlackRock New Jersey Municipal Income Trust (BNJ)	6.01	9.25	15.91	15.87

BlackRock New York Investment Quality Municipal Trust (RNY)	5.95	9.15	14.75	15.03

BlackRock New York Municipal Income Trust (BNY)	5.95	9.15	15.19	15.44

[1]	Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%. Past performance does not guarantee future results.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of September 30, 2005, BlackRock managed over $26 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manages the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Investment Quality Municipal Trust (BKN)

Trust Information

Symbol on New York Stock Exchange:	BKN

Initial Offering Date:	February 19, 1993

Closing Market Price as of 10/31/05:	$16.62

Net Asset Value as of 10/31/05:	$15.59

Yield on Closing Market Price as of 10/31/05 ($16.62):[1]	6.37%

Current Monthly Distribution per Common Share:[2]	$0.088250

Current Annualized Distribution per Common Share:[2]	$1.05900

Leverage as of 10/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$16.62	$15.12	9.92%	$17.28	$14.31

NAV	$15.59	$15.71	(0.76)%	$16.09	$15.53

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

City, County & State	17%	18%

Industrial & Pollution Control	17	13

Lease Revenue	11	12

Hospitals	11	11

Education	11	11

Transportation	10	8

Power	7	8

Tax Revenue	7	6

Housing	7	3

Water & Sewer	1	3

Tobacco	1	3

Other	—	4

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	50%	44%

AA/Aa	10	6

A	12	19

BBB/Baa	9	21

BB/Ba	12	2

Not Rated	7	8

[4]	Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Municipal Income Trust (BFK)

Trust Information

Symbol on New York Stock Exchange:	BFK

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/05:	$15.69

Net Asset Value as of 10/31/05:	$14.71

Yield on Closing Market Price as of 10/31/05 ($15.69):[1]	6.32%

Current Monthly Distribution per Common Share:[2]	$0.082625

Current Annualized Distribution per Common Share:[2]	$0.991500

Leverage as of 10/31/05:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$15.69	$14.05	11.67%	$16.08	$13.59

NAV	$14.71	$14.26	3.16%	$15.25	$14.10

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

Hospitals	23%	23%

Industrial & Pollution Control	21	19

Housing	11	7

Transportation	11	8

City, County & State	8	13

Lease Revenue	7	7

Tax Revenue	6	3

Education	5	6

Tobacco	4	4

Power	3	1

Water & Sewer	1	4

Other	—	5

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	26%	19%

AA/Aa	6	4

A	27	32

BBB/Baa	18	32

BB/Ba	5	2

B	10	4

Not Rated	8	7

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock California Investment Quality Municipal Trust (RAA)

Trust Information

Symbol on American Stock Exchange:	RAA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/05:	$15.75

Net Asset Value as of 10/31/05:	$14.20

Yield on Closing Market Price as of 10/31/05 ($15.75):[1]	5.38%

Current Monthly Distribution per Common Share:[2]	$0.070600

Current Annualized Distribution per Common Share:[2]	$0.847200

Leverage as of 10/31/05:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$15.75	$14.30	10.14%	$16.15	$13.76

NAV	$14.20	$14.43	(1.59)%	$14.65	$14.20

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

Lease Revenue	20%	24%

City, County & State	18	24

Transportation	18	14

Hospitals	11	—

Education	10	11

Industrial & Pollution Control	7	8

Water & Sewer	7	2

Power	5	7

Tobacco	4	10

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	38%	36%

AA/Aa	7	7

A	18	18

BBB/Baa	21	22

B	5	5

Not Rated	11	12

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock California Municipal Income Trust (BFZ)

Trust Information

Symbol on New York Stock Exchange:	BFZ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/05:	$14.92

Net Asset Value as of 10/31/05:	$15.18

Yield on Closing Market Price as of 10/31/05 ($14.92):[1]	6.12%

Current Monthly Distribution per Common Share:[2]	$0.076074

Current Annualized Distribution per Common Share:[2]	$0.912888

Leverage as of 10/31/05:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$14.92	$13.65	9.30%	$15.58	$13.27

NAV	$15.18	$14.77	2.78%	$15.56	$14.62

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

City, County & State	19%	22%

Lease Revenue	19	14

Transportation	16	12

Hospitals	13	9

Housing	12	6

Education	10	10

Power	7	7

Industrial & Pollution Control	2	2

Tobacco	2	11

Other	—	7

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	38%	28%

AA/Aa	3	3

A	30	33

BBB/Baa	14	24

B	3	1

Not Rated	12	11 [5]

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.†
[5]

The  investment advisor has deemed certain of these not-rated securities to be of investment grade quality. As of October 31, 2004, the market value of these securities was $8,107,293, representing 2.3%, of the Trust’s long-term investments.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Florida Investment Quality Municipal Trust (RFA)

Trust Information

Symbol on American Stock Exchange:	RFA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/05:	$14.85

Net Asset Value as of 10/31/05:	$14.39

Yield on Closing Market Price as of 10/31/05 ($14.85):[1]	5.72%

Current Monthly Distribution per Common Share:[2]	$0.070781

Current Annualized Distribution per Common Share:[2]	$0.849372

Leverage as of 10/31/05:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$14.85	$14.30	3.85%	$15.55	$13.90

NAV	$14.39	$15.02	(4.19)%	$15.01	$14.38

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

Education	17%	16%

Hospitals	17	12

Transportation	16	16

City, County & State	14	14

Tax Revenue	12	20

Lease Revenue	11	10

Housing	4	5

Industrial & Pollution Control	4	—

Power	4	6

Water & Sewer	1	1

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	47%	61%

AA/Aa	6	—

A	5	11

BBB/Baa	16	16

BB/Ba	3	3

B	6	—

Not Rated	17	9

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock Florida Municipal Income Trust (BBF)

Trust Information

Symbol on New York Stock Exchange:	BBF

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/05:	$15.25

Net Asset Value as of 10/31/05:	$15.48

Yield on Closing Market Price as of 10/31/05 ($15.25):[1]	5.93%

Current Monthly Distribution per Common Share:[2]	$0.075375

Current Annualized Distribution per Common Share:[2]	$0.904500

Leverage as of 10/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$15.25	$14.40	5.90%	$15.96	$13.88

NAV	$15.48	$15.27	1.38%	$15.80	$15.13

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

City, County & State	30%	34%

Hospitals	24	19

Water & Sewer	8	8

Education	7	7

Transportation	7	3

Tax Revenue	6	6

Lease Revenue	5	5

Housing	4	6

Power	4	8

Tobacco	4	3

Industrial & Pollution Control	1	1

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	28%	22%

AA/Aa	34	40

A	6	9

BBB/Baa	14	13

BB/Ba	2	2

Not Rated[5]	16	14

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The  investment advisor has deemed certain of these not-rated securities to be of investment grade quality. As of October 31, 2005 and October 31, 2004, the market value of these securities was $3,452,437, representing 2.3% and $1,745,869, representing 1.1% of the Trust’s long-term investments.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Trust Information

Symbol on American Stock Exchange:	RNJ

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/05:	$14.70

Net Asset Value as of 10/31/05:	$14.48

Yield on Closing Market Price as of 10/31/05 ($14.70):[1]	5.72%

Current Monthly Distribution per Common Share:[2]	$0.070125

Current Annualized Distribution per Common Share:[2]	$0.841500

Leverage as of 10/31/05:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$14.70	$15.00	(2.00)%	$16.25	$13.81

NAV	$14.48	$14.79	(2.10)%	$14.98	$14.48

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

Transportation	26%	34%

City, County & State	11	6

Hospitals	10	11

Education	9	11

Housing	9	5

Lease Revenue	9	—

Industrial & Pollution Control	8	6

Tobacco	5	5

Water & Sewer	5	6

Resource Recovery	4	5

Tax Revenue	4	5

Other	—	6

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	51%	56%

AA/Aa	—	11

A	13	11

BBB/Baa	21	18

B	10	4

Not Rated	5	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock New Jersey Municipal Income Trust (BNJ)

Trust Information

Symbol on New York Stock Exchange:	BNJ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/05:	$15.91

Net Asset Value as of 10/31/05:	$15.87

Yield on Closing Market Price as of 10/31/05 ($15.91):[1]	6.01%

Current Monthly Distribution per Common Share:[2]	$0.079625

Current Annualized Distribution per Common Share:[2]	$0.955500

Leverage as of 10/31/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$15.91	$14.45	10.10%	$16.17	$14.05

NAV	$15.87	$15.38	3.19%	$16.26	$15.25

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

Hospitals	24%	23%

Housing	17	9

City, County & State	14	12

Transportation	11	11

Lease Revenue	10	11

Tobacco	8	9

Tax Revenue	6	5

Industrial & Pollution Control	5	5

Education	5	5

Other	—	10

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	31%	25%

AA/Aa	5	—

A	20	29

BBB/Baa	26	44

BB/Ba	3	—

B	12	2

Not Rated	3	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock New York Investment Quality Municipal Trust (RNY)

Trust Information

Symbol on American Stock Exchange:	RNY

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/05:	$14.75

Net Asset Value as of 10/31/05:	$15.03

Yield on Closing Market Price as of 10/31/05 ($14.75):[1]	5.95%

Current Monthly Distribution per Common Share:[2]	$0.073125

Current Annualized Distribution per Common Share:[2]	$0.877500

Leverage as of 10/31/05:[3]	33%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$14.75	$14.50	1.72%	$15.18	$13.59

NAV	$15.03	$15.35	(2.08)%	$15.56	$15.02

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

Education	18%	20%

City, County & State	16	18

Tax Revenue	15	13

Industrial & Pollution Control	12	11

Water & Sewer	11	12

Transportation	8	4

Lease Revenue	7	8

Housing	7	8

Hospitals	4	4

Tobacco	2	2

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	43%	31%

AA/Aa	22	33

A	18	21

BBB/Baa	10	6

BB/Ba	3	5

Caa	3	4

Not Rated	1	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
OCTOBER 31, 2005
BlackRock New York Municipal Income Trust (BNY)

Trust Information

Symbol on New York Stock Exchange:	BNY

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/05:	$15.19

Net Asset Value as of 10/31/05:	$15.44

Yield on Closing Market Price as of 10/31/05 ($15.19):[1]	5.95%

Current Monthly Distribution per Common Share:[2]	$0.075339

Current Annualized Distribution per Common Share:[2]	$0.904068

Leverage as of 10/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/05	10/31/04	Change	High	Low

Market Price	$15.19	$13.99	8.58%	$15.78	$13.80

NAV	$15.44	$15.28	1.05%	$15.77	$15.13

The following charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2005	October 31, 2004

Transportation	19%	17%

Housing	15	7

Industrial & Pollution Control	15	12

Lease Revenue	12	13

Tobacco	12	10

Education	8	12

Hospitals	7	5

Water & Sewer	6	4

City, County & State	5	6

Tax Revenue	1	7

Other	—	7

Credit Quality Allocations[4]

Credit Rating	October 31, 2005	October 31, 2004

AAA/Aaa	27%	24%

AA/Aa	18	19

A	20	26

BBB/Baa	26	27

BB/Ba	2	1

B	3	—

Caa	3	3

Not Rated	1	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005

BlackRock Investment Quality Municipal Trust (BKN)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—154.5%
			Alabama—5.8%
AAA	$14,000		Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	$15,218,280

			Alaska—2.4%
AAA	6,015	[3]	Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/05, MBIA	N/A	6,150,037

			Arizona—0.7%
			San. Luis Fac. Dev. Corp. Rev., Sr. Lien Proj. Regl. Detention Ctr.,
NR	490		6.25%, 5/01/15	05/10 @ 107	480,161
NR	490		7.00%, 5/01/20	05/10 @ 107	477,422
NR	980		7.25%, 5/01/27	05/10 @ 107	949,963

					1,907,546

			California—26.6%
			California, GO,
AAA	10,000		5.00%, 3/01/33	03/15 @ 100	10,269,400
A	5,770		5.625%, 5/01/18	05/10 @ 101	6,269,970
BBB	7,000		Foothill/Eastn. Transp. Corridor Agcy. Refdg. Conv. Cap. Apprec., Zero Coupon, 1/15/28	01/14 @ 101	5,940,550
BBB	3,495		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,532,606
A-	19,760		Golden St. Tobacco Sec. Corp., Ser. A, 5.00%, 6/01/45	06/15 @ 100	19,764,347
AAA	10,945		Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13 @ 53.632	3,983,323
AAA	15,460		Los Angeles Cnty., Asset Leasing Corp. Rev. Proj., 3.80%, 12/01/07, AMBAC	No Opt. Call	16,349,105
AAA	3,150		Univ. of California, Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	3,114,374

					69,223,675

			Connecticut—1.2%
Baa3	3,000		Mashantucket Western Pequot Tribe Spec. Rev., Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,079,380

			District of Columbia—2.2%
BBB	4,960		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	5,614,621

			Florida—14.7%
AAA	5,705		Brd. of Ed. Pub. Ed., Cap. Outlay, GO, Ser. A, 5.00%, 6/01/31	06/14 @ 101	5,911,293
NR	2,110		Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. Rev., Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,193,261
NR	3,700		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	4,079,065
NR	2,250		Live Oak Cmnty. Dev. Dist. No. 2, Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,266,087
BB+	4,755		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,283,423
			Miami Dade Cnty. Spl. Oblig. Cap. Apprec.,
AAA	3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	10/15 @ 44.051	843,378
AAA	4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	10/15 @ 41.782	996,635
AAA	4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	10/15 @ 39.621	891,800
AAA	4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	10/15 @ 37.635	967,662
AAA	5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	10/15 @ 35.678	1,001,100
AAA	10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	10/15 @ 33.817	1,891,700
AAA	10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	10/15 @ 32.047	1,792,500
NR	9,975		Vlg. Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,086,820

					38,204,724

			Georgia—6.1%
			Atlanta Arpt. Passenger Fac.,
AAA	5,000		Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	5,130,450
AAA	5,000		Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	5,132,800
AAA	4,000		Atlanta Wtr. & Wstwtr. Rev., 5.00%, 11/01/34, FSA	11/14 @ 100	4,116,760
BBB	1,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14 @ 101	1,579,335

					15,959,345

			Hawaii—1.0%
AAA	2,500		Dept. of Budget & Fin., Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	01/09 @ 101	2,701,700

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Illinois—11.0%
NR	$1,920	[4]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	$1,925,760
AAA	1,040	[3]	Chicago Brd. of Ed. Sch. Reform, 5.75%, 12/01/07, AMBAC	N/A	1,112,779
AAA	5,000	[5]	Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,354,450
			Edl. Fac. Auth.,
AAA	2,575		4.10%, 7/01/13, FGIC	12/05 @ 100	2,584,759
AAA	2,070		5.45%, 7/01/14, FGIC	12/05 @ 100	2,076,790
BB+	690		Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	688,454
			Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	875		Ser. A, 5.125%, 6/01/35	06/14 @ 100	854,770
Baa3	700		Ser. B, 5.375%, 6/01/35	06/14 @ 100	684,257
AA+	5,800		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,087,738
			O’Hare Intl. Arpt.,
AAA	1,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	1,025,060
AAA	1,610		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,647,932
AAA	3,540		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,651,121

					28,693,870

			Kentucky—2.6%
AAA	15,715		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	6,637,859

			Maryland—0.7%
Baa1	1,740		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,784,927

			Massachusetts—0.6%
AAA	1,460		Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	1,479,476

			Michigan—1.6%
BB+	4,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	4,165,640

			Multi-State—4.8%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	7,937,160
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,529,520

					12,466,680

			New Jersey—4.2%
AAA	2,000		Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,154,440
BBB	7,000		Econ. Dev. Auth. Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	7,339,710
NR	1,510		Middlesex Cnty. Imprt. Auth. Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,479,649

					10,973,799

			New York—14.7%
			Dorm. Auth.,
AAA	2,030		Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/23, MBIA	07/10 @ 101	1,707,027
AAA	1,865		Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/21, MBIA	07/10 @ 101	1,566,843
AA-	17,960		Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	19,659,914
			New York City Ind. Dev. Agcy.,
A-	4,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/08	12/05 @ 101	4,022,120
A-	1,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/15	12/05 @ 101	1,005,530
			New York City, GO,
A+	4,805	[5,6]	Ser. E, 6.50%, 2/15/06	ETM	4,852,377
A+	2,195	[6]	Ser. E, 6.50%, 2/15/06	No Opt. Call	2,216,774
AAA	3,115		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	3,240,285

					38,270,870

			North Carolina—4.3%
AA+	3,280		Cap. Fac. Fin. Agcy., Ser. A, 5.00%, 10/01/41	10/15 @ 100	3,357,113
AAA	5,000		Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,381,450
NR	2,425		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	2,495,349

					11,233,912

			Ohio—7.8%
AAA	10,475		Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	10,458,240
			Cuyahoga Cnty. Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,485		6.00%, 1/01/20	07/13 @ 100	3,896,927
Aa3	5,000		6.00%, 1/01/21	07/13 @ 100	5,580,600
AAA	290	[5]	Cuyahoga Cnty. Port Auth., Port Dev. Proj., 6.00%, 3/01/07	ETM	296,829

					20,232,596

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Oklahoma—1.1%
B-	$2,900		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	$2,899,942

			Oregon—1.1%
BB+	2,930		Klamath Falls Elec., Klamath Cogen Proj., 5.50%, 1/01/07	No Opt. Call	2,915,291

			Pennsylvania—8.4%
			Econ. Dev. Fin. Auth., Amtrak Proj.,
A3	2,000		Ser. A, 6.25%, 11/01/31	05/11 @ 101	2,127,140
A3	3,100		Ser. A, 6.375%, 11/01/41	05/11 @ 101	3,307,762
BB-	8,235		Econ. Dev. Fin. Auth., Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	8,805,356
A	2,750	[3]	Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.875%, 1/01/06	N/A	2,790,013
AAA	4,000		Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog., 5.50%, 6/15/20, FGIC	06/06 @ 100	4,057,800
			McKeesport Area Sch. Dist.,
AAA	870	[5]	Zero Coupon, 10/01/31, FGIC	ETM	247,550
AAA	2,435		Zero Coupon, 10/01/31, FGIC	No Opt. Call	643,911

					21,979,532

			Rhode Island—0.8%
AAA	2,000		Hlth. & Edl. Bldg. Corp. Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07 @ 102	2,086,980

			South Carolina—2.7%
			Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
BBB+	2,185		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,354,032
BBB+	4,000		Ser. C, 6.875%, 8/01/27	08/13 @ 100	4,629,200

					6,983,232
			Tennessee—2.0%
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,218,588

			Texas—15.3%
B2	6,320	[7]	Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., 5.80%, 11/01/26	11/11 @ 102	4,817,609
BBB	4,300		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	4,718,992
AAA	6,000	[3]	Grapevine, GO, 5.875%, 8/15/10, FGIC	N/A	6,625,020
AAA	5,000		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	790,150
AAA	8,375		Humble Indpt. Sch. Dist. Sch. Bldg., Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	8,618,880
AAA	9,495		La Joya Indpt. Sch. Dist., 5.00%, 2/15/34, PSF-GTD	02/14 @ 100	9,714,050
AAA	15,000		Tpke. Auth. Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,541,350
AA+	1,000		Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	1,082,960

					39,909,011

			Utah—2.9%
AAA	1,950	[5]	Intermountain Pwr. Agcy. Pwr. Sply. Rev., 5.00%, 7/01/13, AMBAC	ETM	1,956,610
AAA	5,560		Trans. Auth., 4.75%, 6/15/35, FSA	12/15 @ 100	5,507,347

					7,463,957

			Washington—5.3%
AAA	13,395		Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06 @ 102	13,881,105

			Wisconsin—1.9%
A-	3,220		Hlth. & Edl. Facs. Auth. Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,522,551
AAA	1,500		Pub. Pwr, Inc. Sys., Ser. A, 5.00%, 7/01/35, AMBAC	07/15 @ 100	1,542,750

					5,065,301

			Total Long-Term Investments (cost $386,408,712)		402,401,876

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Shares (000)	Description		Option Call Provisions[2] (unaudited)	Value

	MONEY MARKET FUND—0.6%
1,750	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,700,000)		N/A	$1,750,000

	Total Investments—155.1% (cost $388,158,7128)	.		404,151,876
	Other assets in excess of liabilities—1.2%			3,053,018
	Preferred shares at redemption value, including dividends payable—(56.3)%			(146,711,021)

	Net Assets Applicable to Common Shareholders—100%	.		$260,493,873

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 5.53% of its net assets, with a current market value of $14,392,440, in securities restricted as to resale.

[5]	Security is collateralized by U.S. Treasury obligations.
[6]

Security, or a portion thereof, pledged as collateral with a value of $1,211,832 on 362 short U.S. Treasury Note futures contracts expiring December 2005 and 138 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on October 31, 2005, was $54,711,719, with an unrealized gain of $1,675,893.

[7]	Illiquid Security. As of October 31, 2005, the Trust held 1.8% of its net assets, with a current market value of $4,817,609.
[8]

Cost for Federal income tax purposes is $387,601,352. The net unrealized appreciation/depreciation on a tax basis is $16,550,524, consisting of $20,074,480 gross unrealized appreciation and $3,523,956 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Company	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Municipal Income Trust (BFK)

Rating[1] (unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (unaudited)	Value

		LONG-TERM INVESTMENTS—152.0%
		Alabama—2.5%
A2	$15,000	Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12 @ 101	$15,944,700

		Arizona—1.2%
A3	7,000	Scottsdale Ind. Dev. Auth., Scottsdale Hlth. Care Proj., 5.80%, 12/01/31	12/11 @ 101	7,455,490

		California—22.1%
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	54,635	Zero Coupon, 1/15/32	01/10 @ 27.37	11,684,241
BBB	20,535	Zero Coupon, 1/15/34	01/10 @ 24.228	3,883,579
BBB	75,000	Zero Coupon, 1/15/38	01/10 @ 19.014	11,111,250
		Golden St. Tobacco Sec. Corp.,
A-	50,355	Ser. A, 5.00%, 6/01/45	06/15 @ 100	50,366,078
BBB	10,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	11,236,300
NR	3,500	Lincoln Spl. Tax, Cmnty. Facs. Dist., 6.00%, 9/01/34	09/13 @ 102	3,699,220
		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev.,
B-	14,805	Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24	12/12 @ 102	14,589,439
AAA	13,320	Facs. Laxfuel Corp., L.A. Intl., 5.50%, 1/01/32, AMBAC	01/12 @ 100	13,854,532
NR	5,000	Murrieta Cmnty. Facs. Dist., Spl. Tax No. 2, The Oaks Impvt. Area A, 6.00%, 9/01/34	09/14 @ 100	5,183,150
A	5,000	Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,228,550
AAA	11,440	Univ. of California, Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	11,310,614

				142,146,953

		Colorado—0.6%
BBB	3,500	Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,642,310

		District of Columbia—6.4%
		District of Columbia,
A	2,390	Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,404,651
AAA	15,600	Georgetown Univ., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,681,640
AAA	51,185	Georgetown Univ., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	8,283,780
BBB	25,535	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	27,898,264

				41,268,335

		Florida—11.8%
NR	3,000	Amelia Nat. Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.30%, 5/01/35	05/14 @ 101	3,076,590
NR	4,000	Bellalago Edu. Fac. Benefits Dist., Ser. B, 5.80%, 5/01/34	05/14 @ 100	4,038,080
NR	4,000	Bridgewater Cmnty. Dev. Dist., Florida Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	4,052,600
NR	2,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.25%, 5/01/35	05/14 @ 101	2,088,220
NR	3,000	City Ctr. Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. A, 6.125%, 5/01/36	05/15 @ 101	2,905,140
Baa2	4,600	Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,734,550
NR	2,000	Heritage Isle At Viera Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,032,400
A+	9,670	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	10,423,003
BB+	9,000	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	12/05 @ 102	9,299,520
BB+	11,685	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	12,983,554
NR	3,970	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,056,506
NR	9,970	Vlg. Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,081,764
		World Commerce Cmnty. Dev. Dist.,
NR	4,000	Ser. A-1, 6.50%, 5/01/36	05/14 @ 101	4,130,240
NR	1,750	Ser. A-2, 6.125%, 5/01/35	05/14 @ 101	1,800,872

				75,703,039

		Georgia—2.2%
AAA	9,700	Atlanta Arpt. Passenger Fac., Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	9,953,073
BBB	4,000	Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12 @ 101	4,205,520

				14,158,593

		Idaho—2.8%
AAA	16,970	Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,679,007

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Illinois—12.6%
			Bolingbrook,
AAA	$7,120		Ser. B, Zero Coupon, 1/01/33, FGIC	No Opt. Call	$1,765,760
AAA	14,085		Ser. B, Zero Coupon, 1/01/34, FGIC	No Opt. Call	3,318,285
NR	4,630	[3]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,643,890
A+	7,145	[4]	Dev. Fin. Auth. Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09 @ 101	7,448,162
Aa1	760		Edl. Facs Auth. Revs. Bal Union Chicago Proj., Ser. A, 5.25%, 7/01/41	07/11 @ 101	792,004
			Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
BBB	10,000		6.25%, 5/01/30	05/12 @ 101	10,613,000
BBB	7,000		6.25%, 5/01/34	05/07 @ 100	7,175,140
BB+	1,685		Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	1,681,226
			Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	2,100		Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,051,448
Baa3	1,675		Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,637,329
AA+	3,700		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	3,883,557
			Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care,
A	5,000		5.50%, 1/01/22	01/13 @ 100	5,225,050
A	6,000		5.625%, 1/01/28	01/13 @ 100	6,267,000
AAA	40,000		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	9,416,000
			O’Hare Intl. Arpt.,
AAA	3,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	3,075,180
AAA	4,000		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	4,094,240
AAA	7,645		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	7,884,976

					80,972,247

			Indiana—7.3%
A+	9,000		Hlth. Fac. Fin. Auth., Methodist Hosp. Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,216,630
BBB	7,500		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	7,660,050
			Petersburg, PCR, Pwr. & Lt. Conv.,
BBB+	10,000		5.90%, 12/01/24	08/11 @ 102	10,471,900
BBB+	16,000		5.95%, 12/01/29	08/11 @ 102	16,704,640
NR	2,545		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	2,519,295

					46,572,515

			Kentucky—1.4%
AAA	9,060		Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32, FNMA	07/11 @ 100	9,268,471

			Louisiana—2.5%
			Local Gov’t. Env. Facs. & Cmnty. Dev. Auth.,
A	10,510		Cap. Projs. & Equip. Acquisition, 6.55%, 9/01/25, ACA	No Opt. Call	11,352,692
Baa1	4,605		Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	4,654,964

					16,007,656

			Maryland—0.7%
Baa1	4,205		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	4,313,573

			Massachusetts—1.1%
AAA	6,750		Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	6,840,045

			Mississippi—3.0%
A	18,680		Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	19,103,289

			Multi-State—7.2%
			Charter Mac Equity Issuer Trust,
A3	1,000	[3]	Ser. A, 6.625%, 6/30/09	No Opt. Call	1,075,400
A3	11,000	[3]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	11,629,860
A3	16,000	[3]	Ser. A-3, 6.80%, 10/01/52	No Opt. Call	17,942,720
Baa1	6,500	[3]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	7,021,430
A3	8,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/09	06/09 @ 100	8,679,440

					46,348,850

			New Hampshire—0.6%
A+	3,500		Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,682,735

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			New Jersey—9.1%
			Econ. Dev. Auth.,
BBB	$18,500		Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	$19,397,805
B	31,410		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	26,562,181
Baa3	8,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,166,640
NR	3,680		Middlesex Cnty. Imprt. Auth. Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,606,032

					58,732,658

			New York—9.4%
AAA	5,375		Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	5,527,059
AA-	33,585		Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	36,763,820
AAA	7,115		Met. Transp. Auth. Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,313,224
			Sales Tax Asset Receivable Corp.,
AAA	7,000		Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	7,281,540
AAA	3,360		Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	3,490,099

					60,375,742

			North Carolina—1.9%
NR	12,130		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	12,481,891

			Ohio—8.1%
AAA	23,820		Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	23,781,888
BBB	14,500		Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	15,223,260
NR	3,760		Pinnacle Cmnty. Infrastructure, Fin. Auth., Ohio Facs., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,924,876
AAA	9,000		Wtr. Dev. Pollutn. Ctl. Refdg. Coll. Dayton Pwr. Lt. Co. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	8,849,250

					51,779,274

			Oklahoma—1.1%
B-	7,175		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	7,174,857

			Pennsylvania—7.7%
A3	6,500		Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	6,935,630
BB-	19,750		Econ. Dev. Fin. Auth., Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	21,117,885
			Higher Edl. Facs. Auth.,
BBB+	4,000		La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,154,080
A	17,250	[4]	Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/06	N/A	17,497,537

					49,705,132

			South Carolina—5.0%
			Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
BBB+	5,075		Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,467,602
BBB+	9,000		Ser. C, 6.875%, 8/01/27	08/13 @ 100	10,415,700
			Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000		5.50%, 11/01/32	11/13 @ 100	5,250,400
A	10,000		5.75%, 11/01/28	11/13 @ 100	10,741,300

					31,875,002

			Tennessee—1.5%
AAA	20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	9,715,487

			Texas—11.0%
			Affordable Hsg. Corp., Multi-Fam. Hsg. Rev.,
B2	6,010		5.80%, 11/01/26	11/11 @ 102	4,581,303
NR	4,435	[6]	Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32	09/12 @ 102	665,250
B2	18,605	[6]	Arborstone/Baybrook Oaks Proj., Ser. A, 5.85%, 11/01/31	11/11 @ 102	13,870,027
BB-	6,410	[6]	So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32	09/12 @ 102	5,972,710
BBB	945		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,037,081
AAA	3,805		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,876,686
			Harris Cnty. Houston Sports Auth.,
AAA	12,580		Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	1,988,017
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37, MBIA	11/24 @ 46.545	4,344,801
AAA	5,000		Ser. H, Zero Coupon, 11/15/35, MBIA	11/31 @ 78.178	956,800
			Tpke. Auth., Central Sys. Rev.,
AAA	35,000		Zero Coupon, 8/15/32, AMBAC	08/12 @ 30.846	7,764,050
AAA	62,325		Zero Coupon, 8/15/33, AMBAC	08/12 @ 28.997	12,987,907
AAA	65,040		Zero Coupon, 8/15/34, AMBAC	08/12 @ 27.31	12,766,051

					70,810,683

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Utah—3.1%
AAA	$20,205		Trans. Auth., 4.75%, 6/15/35, FSA	12/15 @ 100	$20,013,659

			Virginia—0.3%
AAA	8,105		Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	1,989,291

			Washington—0.4%
A-	2,190	[4]	Energy Northwest Wind Proj., Ser. B, 6.00%, 1/01/07	N/A	2,321,510

			West Virginia—0.3%
AAA	2,070		Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,136,965

			Wisconsin—7.1%
			Hlth. & Edl. Facs. Auth.,
A-	7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	8,204,700
AA-	13,750		Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30	10/11 @ 101	14,136,512
A	15,000		Wheaton Franciscan Svcs., 5.75%, 8/15/30	2/12 @ 101	15,828,300
AAA	7,515		Pub. Pwr, Inc. Sys., Ser. A, 5.00%, 7/01/35, AMBAC	07/15 @ 100	7,729,178

					45,898,690

			Total Long-Term Investments (cost $947,517,336)		976,118,649

			SHORT-TERM INVESTMENTS—5.7%
			Puerto Rico—0.0%
A-1	100		Gov’t. Dev. Bank, 2.52%, 6/01/05, MBIA	N/A	100,000

			Texas—0.0%
A-1+	50		Wtr. Dev. Board Rev., 2.69%, 11/01/05, FRDD	N/A	50,000

Shares (000)

	Money Market Fund—5.7%
32,100	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	32,100,000
4,700	SSgA Tax Free Money Mkt. Fund	N/A	4,700,000

			36,800,000

	Total Short-Term Investments (cost $36,950,000)		36,950,000

	Total Investments—157.7% (cost $984,467,3366)		$1,013,068,649
	Other assets in excess of liabilities—0.7%		4,223,853
	Preferred shares at redemption value, including dividends payable—(58.4)%		(375,245,108)

	Net Assets Applicable to Common Shareholders—100%		$642,047,394

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 7.9% of its net assets, with a current market value of $50,992,740, in securities restricted as to resale.

[4]

Security, or a portion thereof, pledged as collateral with a value of $4,273,963 on 1,402 short U.S. Treasury Note futures contracts expiring December 2005 and 502 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on October 31, 2005, was $208,259,594, with an unrealized gain of $6,443,495.

[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Illiquid Security. As of October 31, 2005, the Trust held 3.2% of its net assets, with a current market value of $20,507,987.
[7]

Cost for Federal income tax purposes is $984,276,701. The net unrealized appreciation/depreciation on a tax basis is $28,791,948, consisting of $43,226,718 gross unrealized appreciation and $14,434,770 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock California Investment Quality Municipal Trust (RAA)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—123.3%
			California—105.4%
A	$40		California, GO, 5.75%, 3/01/19	09/05 @ 101	$40,502
			Edl. Facs. Auth.,
AAA	760	[3]	Santa Clara Univ., 5.00%, 9/01/06, MBIA	N/A	787,900
AAA	240		Student Loan Prog., Ser. A, 6.00%, 3/01/16, MBIA	03/07 @ 102	249,667
			Golden St. Tobacco Sec. Corp.,
A-	1,040		Ser. A, 5.00%, 6/01/45	06/15 @ 100	1,040,229
AAA	600	[3]	Ser. B, 5.50%, 6/01/13	N/A	664,932
AAA	400	[3]	Ser. B, 5.625%, 6/01/13	N/A	446,548
A3	1,040		Hlth. Facs. Fin. Auth. Rev. Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	11/15 @ 100	1,042,423
AAA	1,000	[3]	Los Angeles Cnty. Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A	1,030,050
AAA	1,000		Los Angeles Cnty., Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,058,050
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,186,133
B-	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24	12/12 @ 102	931,241
NR	1,000		Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	994,330
A2	1,000		Pub. Wks. Brd., Lease Rev., St. Univ. Proj., Ser. A, 6.10%, 10/01/06	12/05 @ 101	1,013,030
BBB+	1,000	[3]	Sacramento Pwr. Auth., Cogeneration Proj., 6.50%, 7/01/06	N/A	1,042,770
NR	1,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	989,120
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	12/05 @ 100	501,295
AAA	150		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06 @ 101	153,364
AAA	40		So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA	12/05 @ 100	40,190
AAA	500		Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07 @ 102	530,985
BBB	900		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	932,589
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	387,871

					15,063,219

			Puerto Rico—17.9%
			Hwy. & Trans. Auth.,
BBB+	130		5.00%, 7/01/30	07/15 @ 100	131,382
BBB+	260		5.00%, 7/01/40	07/15 @ 100	260,772
BBB+	250		5.00%, 7/01/45	07/15 @ 100	249,555
BBB+	230		Ser. K, 5.00%, 7/01/35	07/15 @ 100	231,562
AAA	85		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	95,219
			Pub. Fin. Corp.,
Aaa	745	[3]	Ser. E, 5.50%, 2/01/12	N/A	816,937
BBB-	255	[4]	Ser. E, 5.50%, 8/01/29	02/12 @ 100	271,871
BBB	500		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	501,360

					2,558,658

			Total Long-Term Investments (cost $16,908,493)		17,621,877

			SHORT-TERM INVESTMENTS—28.1%
			California—23.9%
A-1+	600		Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2, 2.81%, 11/01/05	N/A	600,000
A-1+	600		Hlth. Facs Fin. Auth., Ser. B, 2.68%, 11/01/05, AMBAC	N/A	600,000
VMIG1	318		Irvine Impvt. Bond Act 1915, Spec. Assmt. Dist. No. 00-18, Ser. A, 2.66%, 11/01/05		318,000
VMIG1	600		Irvine Unified Sch. Dist. Spec. Tax, 2.66%, 11/01/05	N/A	600,000
A-1+	700		Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 2.70%, 11/01/05	N/A	700,000
A-1+	600		Orange Cnty. San. Dist., Ser. B, 2.66%, 11/01/05	N/A	600,000

					3,418,000

See Notes to Financial Statements.

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (unaudited)	Value

		Puerto Rico—4.2%
A-1	$600	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.66%, 11/02/05, AMBAC	N/A	$600,000

		Total Short-Term Investments (cost $4,018,000)		4,018,000

		Total Investments—151.4% (cost $20,926,4935)		$21,639,877
		Other assets in excess of liabilities—1.1%		161,300
		Preferred shares at redemption value, including dividends payable—(52.5)%		(7,502,570)

		Net Assets Applicable to Common Shareholders—100%		$14,298,607

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security,  or a portion thereof, pledged as collateral with a value of $270,708 on one long U.S. Treasury Note futures contract expiring December 2005, and one short U.S. Treasury Bond futures contract expiring December 2005. The value of such contract on October 31, 2005, was $3,516, with an unrealized gain of $840.

[5]

Cost  for Federal income tax purposes is $20,922,056. The net unrealized appreciation/depreciation on a tax basis is $717,821, consisting of $815,346 gross unrealized appreciation and $97,525 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock California Municipal Income Trust (BFZ)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—155.6%
			California—127.8%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj.,
AAA	$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	No Opt. Call	$6,555,710
AAA	6,070		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	1,531,340
			California, GO,
A	10,000		5.50%, 11/01/33	11/13 @ 100	10,811,600
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,548,400
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,027,800
BBB	5,000		Cnty. Tobacco Sec. Agcy., Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,250,500
			Dept. of Wtr. Res., Pwr. Sply. Rev.,
A	4,000	[3]	Ser. A, 5.375%, 5/01/21	05/12 @ 101	4,278,800
A	6,000		Ser. A, 5.375%, 5/01/22	05/12 @ 101	6,411,120
AAA	10,000		Edl. Facs. Auth., Stanford Univ., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,486,400
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,249,660
			Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax,
AAA	7,485		Zero Coupon, 12/01/29, AMBAC	12/11 @ 37.373	2,017,133
AAA	7,485		Zero Coupon, 12/01/30, AMBAC	12/11 @ 35.365	1,906,130
AAA	7,485		Zero Coupon, 12/01/31, AMBAC	12/11 @ 33.465	1,801,190
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	5,000		Zero Coupon, 1/15/26	01/14 @ 101	4,243,250
BBB	5,000		Zero Coupon, 1/15/33	01/10 @ 25.78	1,006,350
BBB	5,000		Zero Coupon, 1/15/34	01/10 @ 24.228	945,600
BBB	13,445		Zero Coupon, 1/15/35	01/10 @ 22.819	2,394,151
BBB	1,000		Zero Coupon, 1/15/38	01/10 @ 19.014	148,150
BBB	10,030		5.75%, 1/15/40	01/10 @ 101	10,137,923
			Golden St. Tobacco Sec. Corp.,
A-	16,840		Ser. A, 5.00%, 6/01/45	06/15 @ 100	16,843,705
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,247,260
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,134,950
AAA	10,200	[4]	Ser. B, 5.50%, 6/01/13	N/A	11,303,844
AAA	5,800	[4]	Ser. B, 5.625%, 6/01/13	N/A	6,474,946
			Hlth. Facs. Fin. Auth.,
A	3,000		Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,132,660
AAA	4,890	[5]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	ETM	5,031,419
			Infrastructure & Econ. Dev.,
AAA	20,035		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	20,624,630
A	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	15,478,597
A+	13,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,182,965
NR	4,965		Irvine Mobile Home Park, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	4,902,838
A3	7,700		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	8,282,659
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR	2,855		5.90%, 6/01/27	06/13 @ 100	2,991,069
NR	5,140		6.00%, 6/01/35	06/13 @ 100	5,397,771
			Live Oak Unified Sch. Dist., Cap. Apprec. Election 2004,
AAA	985		Zero Coupon, 8/01/35, XLCA	08/18 @ 39.952	192,755
AAA	1,030		Zero Coupon, 8/01/36, XLCA	08/18 @ 37.743	190,807
AAA	1,080		Zero Coupon, 8/01/37, XLCA	08/18 @ 35.649	186,484
AAA	1,125		Zero Coupon, 8/01/38, XLCA	08/18 @ 33.665	183,803
AAA	1,175		Zero Coupon, 8/01/39, XLCA	08/18 @ 31.785	181,643
AAA	1,230		Zero Coupon, 8/01/40, XLCA	08/18 @ 30.004	179,912
AAA	1,285		Zero Coupon, 8/01/41, XLCA	08/18 @ 28.317	177,831
AAA	1,340		Zero Coupon, 8/01/42, XLCA	08/18 @ 26.72	175,460
AAA	1,400		Zero Coupon, 8/01/43, XLCA	08/18 @ 25.208	170,296
AAA	1,465		Zero Coupon, 8/01/44, XLCA	08/18 @ 23.777	168,534
B-	4,110		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24	12/12 @ 102	4,050,158
BBB+	1,000		Palm Springs Mobile Home Park, Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	1,031,750
BBB	2,290		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	2,322,472
NR	4,000		Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,175,280
AAA	15,500		Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	09/11 @ 100	15,934,775
AAA	1,905		Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call	511,912
AAA	6,500		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 27-A, 5.25%, 5/01/31, MBIA	05/11 @ 100	6,709,430
			San Francisco City & Cnty. Redev. Agcy.,
NR	1,775		Cmnty. Facs. Dist., Mission Bay South Proj., 6.125%, 8/01/31	08/09 @ 102	1,856,366
NR	7,500		Cmnty. Facs. Dist., Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	7,920,600

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			California—(cont’d)
			San Jose Multi-Fam. Hsg.,
AAA	$2,880		Lenzen Hsg., Ser. B, 5.45%, 2/20/43, GNMA	08/11 @ 102	$2,942,093
AAA	3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34, FNMA	04/11 @ 100	3,662,083
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg.,
NR	6,250		Blossom River Apts. Proj., Ser. A, 6.50%, 9/01/39	03/08 @ 102	5,785,875
A3	1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31	02/12 @ 101	1,737,021
A3	1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41	02/12 @ 101	1,251,425
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,136,992
			Statewide Cmnty. Dev. Auth.,
BBB+	4,000		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,060,280
AA-	10,000		Sutter Hlth., Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,430,900
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,102,200
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	2,333,924
NR	2,000	[4]	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,112,060

					290,655,641

			Multi-State—9.8%
			Charter Mac Equity Issuer Trust,
A3	7,000	[6]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	7,400,820
Baa1	4,000	[6]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	4,320,880
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[6]	Ser. A-1, 1.00%, 6/30/49	06/09 @ 100	7,391,160
Baa1	3,000	[6]	Ser. B-1, 1.00%, 6/30/50	11/10 @ 100	3,237,420

					22,350,280

			Puerto Rico—18.0%
A-	10,000		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,421,600
			Hwy. & Trans. Auth.,
BBB+	4,100		5.00%, 7/01/40	07/15 @ 100	4,112,177
BBB+	3,975		5.00%, 7/01/45	07/15 @ 100	3,967,924
BBB+	3,685		Ser. K, 5.00%, 7/01/35	07/15 @ 100	3,710,021
			Pub. Fin. Corp.,
Aaa	10,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	10,880,700
Aaa	5,750	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,927,905
BBB	1,850		Public Impvt., Ser. A, 5.00%, 7/01/29	07/14 @ 100	1,881,099

					40,901,426

			Total Long-Term Investments (cost $338,292,240)		353,907,347

	Shares (000)

			Money Market Fund—0.6%
	100		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,550,000)	N/A	1,550,000

			Total Investments—156.2% (cost $339,842,2407)		$355,457,347
			Other assets in excess of liabilities—1.8%		4,009,835
			Preferred shares at redemption value, including dividends payable—(58.0)%		(131,994,840)

			Net Assets Applicable to Common Shareholders—100%		$227,472,342

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security,  or a portion thereof, pledged as collateral with a value of $1,604,550 on 526 short U.S. Treasury Note futures contracts expiring December 2005 and 186 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on October 31, 2005, was $77,872,531, with an unrealized gain of $2,412,458.

[4]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is collateralized by U.S. Treasury obligations.
[6]

Security  is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 9.83% of its net assets, with a current market value of $22,350,280, in securities restricted as to resale.

[7]

Cost  for Federal income tax purposes is $342,035,603. The net unrealized appreciation/depreciation on a tax basis is $13,421,744, consisting of $14,972,059 gross unrealized appreciation and $1,550,315 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock Florida Investment Quality Municipal Trust (RFA)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—106.1%
			Florida—89.6%
AAA	$170	[3]	Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM	$201,440
AAA	1,000	[4]	Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/06, AMBAC	N/A	1,035,810
Baa2	1,000	[4]	Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	N/A	950,680
AAA	1,000	[4]	Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/06, FSA	N/A	1,015,730
AAA	1,000		Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA	12/05 @ 102	1,024,180
AAA	1,000	[4]	Dade Cnty., GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	651,140
AAA	1,000	[4]	First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC	N/A	1,027,630
NR	750		Live Oak Cmnty. Dev. Dist. No. 2, Ser. A, 5.85%, 5/01/35	05/12 @ 101	755,362
NR	285		Madison Cnty. Rev. First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	276,345
BB+	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	555,565
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,202,000
A+	750		Miami Hlth. Facs. Auth., Catholic Hlth. East, Ser. C, 5.125%, 11/15/24	11/13 @ 100	773,640
			Orange Cnty. Hlth. Facs. Auth., Hlth. Care Orlando Lutheran Proj.,
NR	105		5.375%, 7/01/20	07/15 @ 100	103,524
NR	95		5.70%, 7/01/26	07/15 @ 100	94,184
AA-	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	1,045,730
NR	660		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	674,909
NR	1,000		Sumter Landing Cmnty. Dev. Dist. Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	1,055,230
AAA	1,000	[4,5]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,034,240
BBB+	1,000	[4]	Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/06	N/A	1,047,510

					14,524,849

			Puerto Rico—16.5%
			Hwy. & Trans. Auth.,
BBB+	145		5.00%, 7/01/30	07/15 @ 100	146,541
BBB+	290		5.00%, 7/01/40	07/15 @ 100	290,861
BBB+	285		5.00%, 7/01/45	07/15 @ 100	284,493
BBB+	265		Ser. K, 5.00%, 7/01/35	07/15 @ 100	266,799
AAA	85		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	95,220
			Pub. Fin. Corp.,
Aaa	745	[4]	Ser. E, 5.50%, 2/01/12	N/A	816,937
BBB-	255		Ser. E, 5.50%, 8/01/29	02/12 @ 100	271,871
BBB	500		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	501,360

					2,674,082

			Total Long-Term Investments (cost $16,467,335)		17,198,931

			SHORT-TERM INVESTMENTS—42.2%
			Florida—27.4%
A-1+	765		Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.69%, 11/01/05	N/A	765,000
NR	780		Orange Cnty. Sch. Brd., COP, Ser. B, 2.72%, 11/01/05, AMBAC	N/A	780,000
A-1	600		Orlando & Orange Cnty. Expwy. Auth. Rev., Ser. D, 2.68%, 11/03/05, FSA	N/A	600,000
A-1+	800		Palm Beach Cnty. Sch. Brd., COP, Ser. B, 2.67%, 11/03/05, AMBAC	N/A	800,000
A-1+	700		Pinellas Cnty. Hlth. Fac. Auth., 2.74%, 11/01/05, AMBAC	N/A	700,000
A-1	800		Putnam Cnty. Fl. Dev. Pollutn. Ctl. Adj. Refdg. Florida Pwr. & Lt. Co., 2.73%, 11/01/05	N/A	800,000

					4,445,000

			Puerto Rico—10.5%
A-1	700		Gov’t. Dev. Bank, 2.52%, 3/01/05, MBIA	N/A	700,000
			Puerto Rico Comnwlth. Hwy. & Transer A,
A-1	250		Ser. A, 2.66%, 11/01/05, AMBAC	N/A	250,000
A-1	750		Ser. A, 2.66%, 11/02/05, AMBAC	N/A	750,000

					1,700,000

See Notes to Financial Statements.

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)

Shares (000)	Description	Option Call Provisions[2] (unaudited)	Value

	Money Market Funds—4.3%
700	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	$700,000

	Total Short-Term Investments (cost $6,845,000)		6,845,000

	Total Investments—148.3% (cost $23,312,3356)		$24,043,931
	Other assets in excess of liabilities—4.1%		672,659
	Preferred shares at redemption value, including dividends payable—(52.4)%		(8,502,419)

	Net Assets Applicable to Common Shareholders—100%		$16,214,171

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Security,  or a portion thereof, pledged as collateral with a value of $103,424 on two long U.S. Treasury Note contracts expiring on December 2005 and one short U.S. Treasury Bond futures contract expiring December 2005. The value of such contracts on October 31, 2005 was $104,938, with an unrealized loss of $1,679.

[6]

Cost  for Federal income tax purposes is $23,306,840. The net unrealized appreciation/depreciation on a tax basis is $737,091, consisting of $817,685 gross unrealized appreciation and $80,594 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock Florida Municipal Income Trust (BBF)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—147.8%
			Florida—120.9%
AA	$7,715		Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	$8,341,921
A	2,000		Boynton Beach Multi.-Fam. Hsg., Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,040,200
			Brd. of Ed., GO,
AAA	5,550		Ser. A, 5.125%, 6/01/30	06/10 @ 101	5,752,464
AAA	1,000	[3]	Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	1,046,820
AAA	2,800		Cap. Projs. Fin. Auth. Student Hsg., Cap. Projs. Loan Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	08/11 @ 102	2,813,860
Baa2	1,000		Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	N/A	950,680
AAA	799		Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	860,222
NR	2,050		Gateway Svcs. Cmnty. Dev. Dist. Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	2,070,172
NR	1,690		Heritage Harbour So. Cmnty. Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,772,320
A+	6,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	7,006,155
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,509,030
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	8,073,150
AAA	4,000		Jacksonville Transp., 5.00%, 10/01/26, MBIA	10/11 @ 100	4,125,680
			JEA,
Aa2	5,000	[4]	Elec. Sys. Rev., Ser. A, 5.50%, 10/01/07	N/A	5,215,200
AA	7,500	[4]	Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/06	N/A	7,650,375
NR	1,645		Laguna Lakes Cmnty. Spec. Assmt., Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,711,951
NR	1,795		Madison Cnty. Rev. First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	1,740,486
AAA	2,770	[5]	Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM	1,335,112
BB+	3,000		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,333,390
AAA	1,000		Miami Dade Cnty. Expwy. Auth. Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11 @ 101	1,050,240
			Miami Dade Cnty., Spec. Oblig. Rev.,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,273,444
AAA	9,700		Ser. B, Zero Coupon, 10/01/33, MBIA	04/08 @ 25.056	2,076,091
AAA	25,000		Ser. C, Zero Coupon, 10/01/28, MBIA	04/08 @ 32.99	7,142,500
			No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj.,
NR	1,575		6.10%, 8/01/21	08/11 @ 101	1,632,535
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,602,830
			Orange Cnty. Hlth. Facs. Auth., Hlth. Care Orlando Lutheran Proj.,
NR	655		5.375%, 7/01/20	07/15 @ 100	645,791
NR	600		5.70%, 7/01/26	07/15 @ 100	594,846
AAA	2,500		Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,593,950
AA-	12,000		So. Miami Hlth. Facs. Auth., Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,341,040
AAA	1,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,539,975
NR	2,780		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,906,740
NR	2,000		Sumter Landing Cmnty. Dev. Dist. Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	2,110,460
AA	4,000		Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,143,960
AA	5,500		Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,891,600
NR	1,640		Vlg. Cmnty. Dev. Dist. Assmt. Rev., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,744,517
NR	3,625		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,760,031
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,074,760

					124,474,498

			Puerto Rico—26.9%
BBB	6,000		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	6,199,200
			Hwy. & Trans. Auth.,
BBB+	920		5.00%, 7/01/30	07/15 @ 100	929,780
BBB+	1,845		5.00%, 7/01/40	07/15 @ 100	1,850,480
BBB+	1,790		5.00%, 7/01/45	07/15 @ 100	1,786,814
BBB+	1,660		Ser. K, 5.00%, 7/01/35	07/15 @ 100	1,671,271

See Notes to Financial Statements.

BlackRock Florida Municipal Income Trust (BBF) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Pub. Fin. Corp.,
Aaa	$4,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	$4,352,280
Aaa	3,000	[4]	Ser. E, 5.75%, 2/01/07	N/A	3,092,820
			Pub. Impvt.,
AAA	2,520	[4]	Ser. A, 5.125%, 7/01/11	N/A	2,725,833
BBB	4,980		Ser. A, 5.125%, 7/01/31	07/11 @ 100	5,096,233

					27,704,711

			Total Long-Term Investments (cost $145,115,009)		152,179,209

			SHORT-TERM INVESTMENTS—5.5%
			Florida—3.4%
A-1+	3,545		Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.69%, 11/01/05	N/A	3,545,000

	Shares (000)

			MONEY MARKET FUND—2.1%
	2,150		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,000,000)	N/A	2,150,000

			Total Short-Term Investments (cost $5,695,000)		5,695,000

			Total Investments—153.3% (cost $150,810,0096)		$157,874,209
			Other assets in excess of liabilities—2.6%		2,642,038
			Preferred shares at redemption value, including dividends payable—(55.9)%		(57,572,711)

			Net Assets Applicable to Common Shareholders—100%		$102,943,536

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security,  or a portion thereof, pledged as collateral with a value of $1,046,820 on 195 short U.S. Treasury Note futures contracts expiring December 2005 and 70 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on October 31, 2005, was $28,986,172, with an unrealized gain of $892,137.

[4]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is collateralized by U.S. Treasury obligations.
[6]

Cost  for Federal income tax purposes is $150,809,718. The net unrealized appreciation/depreciation on a tax basis is $7,064,491, consisting of $7,310,364 gross unrealized appreciation and $245,873 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Association
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—115.7%
			Multi-State—7.4%
A3	$1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	$1,075,400

			New Jersey—94.5%
AAA	1,000		Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10 @ 100	1,076,340
			Econ. Dev. Auth.,
BBB	1,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	1,044,970
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	782,236
NR	60		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	60,913
NR	110		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	111,129
BBB	500		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	522,945
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	981,585
AAA	1,000	[4]	Edl. Fac. Auth., Rowan Coll., Ser. E, 5.875%, 7/01/06, AMBAC	N/A	1,028,440
AAA	1,000	[4]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A	1,030,670
			Hlth. Care Fac. Fin. Auth.,
A	1,000		Hackensack Univ. Med. Ctr., 6.00%, 1/01/25	01/10 @ 101	1,066,540
AAA	1,000		St. Joseph’s Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE	07/06 @ 102	1,035,480
NR	750		Middlesex Cnty. Imprt. Auth. Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	734,925
Baa1	1,000		Middlesex Cnty. Impvt. Auth. Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,001,330
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,086,300
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	1,051,380
			Tpke. Auth.,
AAA	160		Ser. C, 6.50%, 1/01/16, AMBAC	No Opt. Call	186,312
AAA	55	[5]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	64,258
AAA	785	[5]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	917,013

					13,782,766

			Puerto Rico—13.8%
			Hwy. & Trans. Auth.,
BBB+	130		5.00%, 7/01/30	07/15 @ 100	131,382
BBB+	265		5.00%, 7/01/40	07/15 @ 100	265,787
BBB+	255		5.00%, 7/01/45	07/15 @ 100	254,546
BBB+	235		Ser. K, 5.00%, 7/01/35	07/15 @ 100	236,596
AAA	80		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	89,618
AAA	1,000	[4,6]	Puerto Rico, GO, 5.40%, 7/01/06, FSA	N/A	1,030,260

					2,008,189

			Total Long-Term Investments (cost $16,028,082)		16,866,355

			SHORT-TERM INVESTMENTS—34.1%
			New Jersey—24.5%
NR	700		Econ. Dev. Auth. Rev. Lawrence Sch. Proj., Ser. B, 2.51%, 11/01/05	N/A	700,000
A-1+	285		Edl. Fac. Auth., Princeton Univ. Proj., Ser. B, 2.53%, 11/01/05	N/A	285,000
NR	700		Essex Cnty. Impvt. Auth. Rev., Aces Pooled Govt. Loan Prog., 2.58%, 11/02/05	N/A	700,000
A-1+	600		Gloucester Cnty. Ind. Poll. Ctrl. ExxonMobil Proj., 2.45%, 11/01/05	N/A	600,000
A-1+	700		Mercer Cnty. Impvt. Auth. Rev. Atlantic Fndtn. & Johnson, 2.65%, 11/03/05, MBIA	N/A	700,000
A-1+	590		Sports & Expo. Auth., Ser. B-2, 2.60%, 11/02/05, MBIA	N/A	590,000

					3,575,000

			Puerto Rico—9.6%
A-1	700		Gov’t. Dev. Bank, 2.52%, 6/01/05, MBIA	N/A	700,000
A-1	700		Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.66%, 11/02/05, AMBAC	N/A	700,000

					1,400,000

See Notes to Financial Statements.

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)

Description	Value

Total Short-Term Investments (cost $4,975,000)	$4,975,000

Total Investments—149.8% (cost $21,003,0827)	$21,841,355
Other assets in excess of liabilities—1.7%	242,425
Preferred shares at redemption value, including dividends payable—(51.5)%	(7,503,022)

Net Assets Applicable to Common Shareholders—100%	$14,580,758

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 7.38% of its net assets, with a current market value of $1,075,400, in securities restricted as to resale.

[4]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is collateralized by U.S. Treasury obligations.
[6]

Security,  or a portion thereof, pledged as collateral with a value of $206,052 on three long U.S. Treasury Note futures contracts expiring December 2005 and one short U.S. Treasury Bond futures contract expiring December 2005. The value of such contracts on October 31, 2005, was $213,391, with an unrealized loss of $4,197.

[7]

Cost  for Federal income tax purposes is $20,993,920. The net unrealized appreciation/depreciation on a tax basis is $847,435, consisting of $1,007,174 gross unrealized appreciation and $159,739 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock New Jersey Municipal Income Trust (BNJ)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—151.1%
			Multi-State—13.1%
			Charter Mac Equity Issuer Trust,
A3	$7,000	[3]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	$7,400,820
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	2,700,550
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,167,640
Baa1	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,158,280

					15,427,290

			New Jersey—104.0%
			Cherry Hill Twnshp., GO,
AA-	4,065	[4]	5.00%, 7/15/11	N/A	4,351,379
AA-	4,275	[4]	5.00%, 7/15/11	N/A	4,576,174
			Econ. Dev. Auth.,
BBB	5,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	5,224,850
B	3,450		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,917,527
B	2,000		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	1,732,620
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,647,884
NR	500		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	507,610
NR	855		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	863,772
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,189,442
Baa3	2,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,864,575
Baa3	5,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,612,650
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,144,220
BBB	2,000		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	2,091,780
Aaa	1,940		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36, GNMA	12/11 @ 103	2,052,578
			Edl. Facs. Auth.,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,034,730
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,140,500
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,173,130
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,345,717
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn. Proj., Ser. B,
			Zero Coupon, 11/01/26, FSA	No Opt. Call	4,588,290
			Hlth. Care Fac. Fin. Auth.,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,743,585
A+	3,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,120,030
A2	10,000	[5]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,515,300
Baa1	1,960		So. Jersey Hosp. Proj., 6.00%, 7/01/26	07/12 @ 100	2,066,330
Baa1	5,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	5,785,670
BBB+	1,540		So. Ocean Cnty. Hosp. Proj., Ser. A, 6.25%, 7/01/23	12/05 @ 100	1,549,132
NR	5,000		Middlesex Cnty. Imprt. Auth. Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	4,899,500
			Middlesex Cnty. Impvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34, FNMA	07/11 @ 100	1,461,642
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35, FNMA	08/12 @ 100	4,548,180
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. Rev., Amerada Hess, 6.05%, 9/15/34	09/14 @ 100	2,626,650
Aaa	1,940		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30, GNMA	06/12 @ 102	2,052,675
BBB	13,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	13,667,940
			Trenton Pkg. Auth.,
AAA	5,465		5.00%, 4/01/25, FGIC	04/11 @ 100	5,653,051
AAA	1,500		5.00%, 4/01/30, FGIC	04/11 @ 100	1,540,680
			Vineland, GO,
AAA	1,500		5.30%, 5/15/30, MBIA	05/10 @ 101	1,567,140
AAA	1,500		5.375%, 5/15/31, MBIA	05/10 @ 101	1,570,365

					122,427,298

			New York—7.2%
AAA	8,000		Port Auth. of NY & NJ, Spec. Oblig. JFK Intl. Air Term, 5.75%, 12/01/22, MBIA	12/07 @ 102	8,481,360

See Notes to Financial Statements.

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Puerto Rico—26.8%
			Hsg. Fin. Corp., Home Mtg. Rev.,
AAA	$2,675		Ser. A, 5.20%, 12/01/33	06/11 @ 100	$2,704,024
AAA	2,675		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,696,694
BBB+	3,500	[4]	Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/12	N/A	3,819,655
			Pub. Bldgs. Auth.,
AAA	5,000		Ser. D, Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	3,803,000
BBB	1,735		Gov’t Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,792,932
A-	4,765		Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	5,170,930
			Pub. Fin. Corp.,
Aaa	4,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	4,352,280
Aaa	7,040	[4]	Ser. E, 5.75%, 2/01/07	N/A	7,257,817

					31,597,332

			Total Long-Term Investments (cost $168,195,915)		177,933,280

	Shares (000)

			MONEY MARKET FUND—0.9%
	1,000		AIM Tax Free Investment Co. Cash Reserve Portfolio,	N/A	1,000,000

			Total Investments—152.0% (cost $169,195,9156)		$178,933,280
			Other assets in excess of liabilities—2.2%		2,621,549
			Preferred shares at redemption value, including dividends payable—(54.2)%		(63,815,385)

			Net Assets Applicable to Common Shareholders—100%		$117,739,444

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security  is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 13.1% of its net assets, with a current market value of $15,427,290, in securities restricted as to resale.

[4]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Security,  or a portion thereof, pledged as collateral with a value of $841,224 on 239 short U.S. Treasury Note futures contracts expiring December 2005 and 86 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on October 31, 2005, was $35,549,609, with an unrealized gain of $1,099,536.

[6]

Cost  for Federal income tax purposes is $169,145,236. The net unrealized appreciation/depreciation on a tax basis is $9,788,044, consisting of $9,796,346 gross unrealized appreciation and $8,302 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
BlackRock New York Investment Quality Municipal Trust (RNY)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—147.1%
			New York—130.4%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj.,
NR	$95		Ser. A, 7.00%, 5/01/25	05/15 @ 102	$92,159
NR	60		Ser. A, 7.00%, 5/01/35	05/15 @ 102	57,125
AAA	1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,012,010
			Dorm. Auth.,
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	768,255
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,026,170
BB+	1,000		Mount Sinai Hlth. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,057,630
AAA	1,005		St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,095,299
A+	1,000		Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/24	07/09 @ 101	1,071,550
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,190,783
AAA	1,000	[3]	Nassau Cnty., GO, Ser. U, 5.25%, 11/01/06, AMBAC	N/A	1,041,300
AA	1,000		New York City Hsg. Dev. Corp. Multi.-Fam. Hsg. Rev., Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,031,790
			New York City Ind. Dev. Agcy.,
BBB-	500		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	502,190
A-	1,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/08	12/05 @ 101	1,005,530
A-	1,000		Term. One Grp. Assoc. Proj., 6.10%, 1/01/09	12/05 @ 101	1,005,690
			New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	1,000		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,029,460
AA+	1,000		Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,033,640
			New York City Transl. Fin. Auth.,
AAA	815	[3]	Ser. B, 6.00%, 5/15/10	N/A	912,140
AAA	185	[3]	Ser. B, 6.00%, 5/15/10	N/A	207,050
AAA	1,000	[3,4]	Ser. B, 6.00%, 5/15/10	N/A	1,119,190
			New York City, GO,
A+	890	[3]	Ser. A, 6.00%, 5/15/10	N/A	994,085
A+	110		Ser. A, 6.00%, 5/15/30	05/10 @ 101	120,339
AA	1,000		Ser. B, 5.70%, 8/15/12	12/05 @ 101	1,015,840
A+	1,000	[3]	Ser. I, 5.875%, 3/15/06	N/A	1,025,370
AAA	1,000	[3]	New York Urban Dev. Corp., Correctional Facs., 5.70%, 1/01/07, MBIA-IBC	N/A	1,048,800
Caa2	1,000		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	12/05 @ 100	1,000,140
AAA	2,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	2,077,440
			Triborough Brdg. & Tunl. Auth., New York Revs., Refdg.,
AAA	845	[3]	Ser. A, 5.00%, 1/01/12, MBIA	N/A	909,812
AAA	155		Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	159,205

					25,609,992

			Puerto Rico—16.7%
BBB	500		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	516,600
			Hwy. & Trans. Auth.,
BBB+	175		5.00%, 7/01/30	07/15 @ 100	176,860
BBB+	355		5.00%, 7/01/40	07/15 @ 100	356,054
BBB+	345		5.00%, 7/01/45	07/15 @ 100	344,386
BBB+	320		Ser. K, 5.00%, 7/01/35	07/15 @ 100	322,173
AAA	140		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	156,832
			Pub. Fin. Corp.,
Aaa	745	[3]	Ser. E, 5.50%, 2/01/12	N/A	816,937
BBB-	255		Ser. E, 5.50%, 8/01/29	02/12 @ 100	271,871
BBB	315		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	315,857

					3,277,570

See Notes to Financial Statements.

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Description	Value

Total Long-Term Investments (cost $27,491,998)	$28,887,562

Total Investments—147.1% (cost $27,491,9985)	$28,887,562
Other assets in excess of liabilities—2.8%	556,078
Preferred shares at redemption value, including dividends payable—(49.9)%	(9,800,658)

Net Assets Applicable to Common Shareholders—100%	$19,642,982

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security,  or a portion thereof, pledged as collateral with a value of $111,919 on two long U.S. Treasury Note futures contracts expiring December 2005 and one short U.S. Treasury Bond futures contract expiring December 2005. The value of such contracts on October 31, 2005, was $104,938, with an unrealized loss of $1,679.

[5]

Cost  for Federal income tax purposes is $27,481,439. The net unrealized appreciation/depreciation on a tax basis is $1,406,123, consisting of $1,453,558 gross unrealized appreciation and $47,435 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance	GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005
BlackRock New York Municipal Income Trust (BNY)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—152.9%
			Multi-State—11.3%
			Charter Mac Equity Issuer Trust,
A3	$6,000	[3]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	$6,343,560
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	5,941,210
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,335,280
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,237,420

					21,857,470

			New York—117.4%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj.,
NR	910		Ser. A, 7.00%, 5/01/25	05/15 @ 102	882,782
NR	590		Ser. A, 7.00%, 5/01/35	05/15 @ 102	561,727
			Dorm. Auth.,
AA-	1,765	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	1,915,696
BBB-	10,780		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11 @ 101	10,651,610
BB+	1,000		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	1,012,690
BB+	5,000		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	5,063,700
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,145,710
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,093,400
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,097,320
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,103,960
AA-	5,000		Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	5,473,250
AA-	2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,053,640
			Met. Transp. Auth., Ded. Tax Fund,
AA-	12,000		Ser. A, 5.00%, 11/15/30	11/12 @ 100	12,256,560
A	12,000		Ser. A, 5.125%, 11/15/31	11/12 @ 100	12,433,080
			Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	6,070,249
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,600,595
			New York City Ind. Dev. Agcy.,
BBB-	2,000		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	2,008,760
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	763,253
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,034,500
AAA	1,550		Royal Charter Presbyterian, 5.25%, 12/15/32, FSA	12/11 @ 102	1,629,314
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	14,603,638
A-	6,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/19	12/05 @ 101	6,033,180
AA+	5,000		New York City Mun. Wtr. Fin., Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,118,600
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,100,080
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,620,640
AAA	3,660		New York City Transl. Fin. Auth., Ser. C, 5.00%, 5/01/29	05/09 @ 101	3,757,063
			New York City, GO,
AAA	3,290	[4]	Ser. C, 5.375%, 3/15/12	N/A	3,619,494
A+	2,710		Ser. C, 5.375%, 3/15/28	03/12 @ 100	2,858,264
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,369,530
BBB	6,700		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	7,131,346
AA-	5,000		Port Auth. of NY & NJ Consolidated 132nd Ser, 5.00%, 9/01/38	09/13 @ 101	5,136,450
Caa2	9,250		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	12/05 @ 100	9,251,295
AAA	13,000	[5]	Port Auth. of NY & NJ, Spec. Oblig. JFK Intl. Air Term, 5.75%, 12/01/22, MBIA	12/07 @ 102	13,782,210
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,622,200
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12 @ 100	5,221,450
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	7,202,300
			TSASC, Inc., Tobacco Settlement Rev.,
BBB	5,000		Ser. 1, 5.75%, 7/15/32	07/12 @ 100	5,239,400
BBB	8,000		Ser. 1, 6.375%, 7/15/39	07/09 @ 101	8,441,600
AA-	5,290	[4]	Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06	N/A	5,415,849
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11 @ 100	2,572,750
AAA	2,000	[4]	Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 1.00%, 7/15/10	N/A	2,292,560

					227,241,695

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust (BNY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Puerto Rico—24.2%
BBB	$4,060		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	$4,194,792
			Hwy. & Trans. Auth.,
BBB+	1,730		5.00%, 7/01/30	07/15 @ 100	1,748,390
BBB+	3,475		5.00%, 7/01/40	07/15 @ 100	3,485,321
BBB+	3,375		5.00%, 7/01/45	07/15 @ 100	3,368,992
BBB+	3,130		Ser. K, 5.00%, 7/01/35	07/15 @ 100	3,151,253
			Pub. Bldgs. Auth.,
BBB	1,600		Gov’t Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,653,424
A-	4,400	[4]	Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	4,774,836
			Pub. Fin. Corp.,
Aaa	7,475	[4]	Ser. E, 5.50%, 2/01/12	N/A	8,196,786
BBB-	2,525		Ser. E, 5.50%, 8/01/29	02/12 @ 100	2,692,054
Aaa	7,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	7,616,490
Aaa	5,750	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,927,905

					46,810,243

			Total Long-Term Investments (cost $285,415,143)		295,909,408

	Shares (000)

			MONEY MARKET FUNDS—1.7%
	3,300		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $3,300,000)	N/A	3,300,000

			Total Investments—154.6% (cost $288,715,1436)		$299,209,408
			Other assets in excess of liabilities—2.1%		4,021,078
			Preferred shares at redemption value, including dividends payable—(56.7)%		(109,773,235)

			Net Assets Applicable to Common Shareholders—100%		$193,457,251

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security  is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2005, the Trust held 11.30% of its net assets, with a current market value of $21,857,470, in securities restricted as to resale.

[4]

This  bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Security,  or a portion thereof, pledged as collateral with a value of $1,166,187 on 338 short U.S. Treasury Note futures contracts expiring December 2005 and 123 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on October 31, 2005, was $50,429,313, with an unrealized gain of $1,551,796.

[6]

Cost  for Federal income tax purposes is $288,715,399. The net unrealized appreciation/depreciation on a tax basis is $10,493,009, consisting of $11,262,134 gross unrealized appreciation and $768,125 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2005

			California	California
	Investment Quality	Municipal	Investment Quality	Municipal
	Municipal Trust	Income Trust	Municipal Trust	Income Trust
	(BKN)	(BFK)	(RAA)	(BFZ)

Assets
Investments at value[1]	$404,151,876	$1,013,068,649	$21,639,877	$355,457,347
Cash	542,092	519,390	12,778	534,753
Investment in affiliates	77,365	105,815	17,689	37,646
Receivable from investments sold	5,032,516	8,870,000	—	—
Interest receivable	5,843,880	15,673,298	269,093	4,959,015
Other assets	26,179	41,572	4,708	14,664

	415,673,908	1,038,278,724	21,944,145	361,003,425

Liabilities
Payable for investments purchased	6,546,686	16,571,500	—	—
Variation margin payable	32,875	122,250	125	45,500
Dividends payable — common shares	1,474,401	3,607,449	71,101	1,140,007
Investment advisory fee payable	121,747	303,844	7,329	107,294
Administration fee payable	52,177	—	2,941	—
Deferred Trustees’ fees	77,365	105,815	17,689	37,646
Payable to affiliates	35,233	26,115	6,157	17,942
Other accrued expenses	128,530	249,249	37,626	187,854

	8,469,014	20,986,222	142,968	1,536,243

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2]	146,711,021	375,245,108	7,502,570	131,994,840

Net Assets Applicable to Common Shareholders	$260,493,873	$642,047,394	$14,298,607	$227,472,342

Composition of Net Assets Applicable to Common Shareholders:
Par value[3]	$167,071	$43,660	$10,071	$14,986
Paid-in capital in excess of par	231,766,743	619,661,931	13,392,714	212,626,998
Undistributed net investment income	12,726,040	20,939,165	191,464	6,886,241
Accumulated net realized gain (loss)	(1,835,039)	(33,642,170)	(9,865)	(10,083,448)
Net unrealized appreciation	17,669,058	35,044,808	714,223	18,027,565

Net assets applicable to common shareholders, October 31, 2005	$260,493,873	$642,047,394	$14,298,607	$227,472,342

Net asset value per common share[4]	$15.59	$14.71	$14.20	$15.18

[1] Investments at cost	$388,158,712	$984,467,336	$20,926,493	$339,842,240
[2] Preferred shares outstanding	5,862	15,005	300	5,278
[3] Par value per preferred shares	0.01	0.001	0.01	0.001
[4] Common shares outstanding	16,707,093	43,660,481	1,007,093	14,985,501

See Notes to Financial Statements.

Florida	Florida	New Jersey	New Jersey	New York	New York
Investment Quality	Municipal	Investment Quality	Municipal	Investment Quality	Municipal
Municipal Trust	Income Trust	Municipal Trust	Income Trust	Municipal Trust	Income Trust
(RFA)	(BBF)	(RNJ)	(BNJ)	(RNY)	(BNY)

$24,043,931	$157,874,209	$21,841,355	$178,933,280	$28,887,562	$299,209,408
522,208	531,166	39,611	510,062	187,220	520,971
17,366	14,754	18,117	17,488	17,352	32,735
—	439,000	—	—	—	—
280,464	2,352,206	309,059	2,876,268	505,233	4,718,023
4,832	6,569	4,719	7,404	5,024	12,393

24,868,801	161,217,904	22,212,861	182,344,502	29,602,391	304,493,530

—	—	—	—	—	—
94	17,031	63	20,906	94	29,781
79,777	501,168	70,622	590,710	95,581	943,719
7,380	47,875	6,595	54,195	8,798	90,504
3,374	—	2,988	—	3,889	—
17,366	14,754	18,117	17,488	17,352	32,735
2,801	7,808	5,102	10,021	3,274	12,729
41,419	113,021	25,594	96,353	29,763	153,576

152,211	701,657	129,081	789,673	158,751	1,263,044

8,502,419	57,572,711	7,503,022	63,815,385	9,800,658	109,773,235

$16,214,171	$102,943,536	$14,580,758	$117,739,444	$19,642,982	$193,457,251

$11,271	$6,649	$10,071	$7,419	$13,071	$12,526
15,001,008	94,301,414	13,079,455	105,228,451	17,651,717	177,696,325
299,272	2,631,771	576,903	3,754,669	517,851	5,662,743
172,703	(1,952,635)	80,253	(2,087,996)	66,458	(1,960,404)
729,917	7,956,337	834,076	10,836,901	1,393,885	12,046,061

$16,214,171	$102,943,536	$14,580,758	$117,739,444	$19,642,982	$193,457,251

$14.39	$15.48	$14.48	$15.87	$15.03	$15.44

$23,312,335	$150,810,009	$21,003,082	$169,195,915	$27,491,998	$288,715,143
340	2,302	300	2,552	392	4,390
0.01	0.001	0.01	0.001	0.01	0.001
1,127,093	6,648,993	1,007,093	7,418,647	1,307,093	12,526,300

STATEMENTS OF OPERATIONS
For the year ended October 31, 2005

			California	California
	Investment Quality	Municipal	Investment Quality	Municipal
	Municipal Trust	Income Trust	Municipal Trust	Income Trust
	(BKN)	(BFK)	(RAA)	(BFZ)

Investment Income
Interest income	$21,927,141	$56,678,087	$979,130	$18,679,464
Income from affiliates	4,142	8,587	1,405	3,229

Total investment Income	21,931,283	56,686,674	980,535	18,682,693

Expenses
Investment advisory	1,438,641	6,118,831	77,243	2,158,126
Administration	616,560	—	22,069	—
Transfer agent	18,615	17,502	10,585	16,060
Custodian	100,287	165,987	11,227	78,446
Reports to shareholders	58,871	135,495	7,300	36,815
Directors/Trustees	36,624	79,570	12,228	30,660
Registration	13,725	33,865	588	31,500
Independent accountants	41,063	41,975	14,965	38,325
Legal	54,950	135,078	5,278	41,789
Insurance	28,261	69,543	1,516	24,641
Deferred Trustees’ fees	4,142	8,587	1,405	3,229
Auction agent	379,829	968,826	22,934	343,701
Miscellaneous	69,111	107,727	15,163	45,328

Total expenses	2,860,679	7,882,986	202,501	2,848,620
Less fees waived by Advisor	—	(2,549,513)	—	(899,219)
Less fees paid indirectly	(10,159)	(14,304)	(5,682)	(11,543)

Net expenses	2,850,520	5,319,169	196,819	1,937,858

Net investment income	19,080,763	51,367,505	783,716	16,744,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	10,617,728	18,943,927	110,960	(575,136)
Futures	(1,096,061)	(4,441,578)	520	(1,666,784)

	9,521,667	14,502,349	111,480	(2,241,920)

Net change in unrealized appreciation/depreciation on:
Investments	(14,462,226)	(7,315,508)	(150,265)	3,396,139
Futures	3,050,545	11,384,440	6,900	4,243,927

	(11,411,681)	4,068,932	(143,365)	7,640,066

Net gain (loss)	(1,890,014)	18,571,281	(31,885)	5,398,146

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(3,091,066)	(7,913,843)	(128,583)	(2,361,287)
Net realized gains	—	—	—	—

Total dividends and distributions	(3,091,066)	(7,913,843)	(128,583)	(2,361,287)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$14,099,683	$62,024,943	$623,248	$19,781,694

See Notes to Financial Statements.

Florida	Florida	New Jersey	New Jersey	New York	New York
Investment Quality	Municipal	Investment Quality	Municipal	Investment Quality	Municipal
Municipal Trust	Income Trust	Municipal Trust	Income Trust	Municipal Trust	Income Trust
(RFA)	(BBF)	(RNJ)	(BNJ)	(RNY)	(BNY)

$1,158,958	$8,334,870	$1,073,710	$9,708,390	$1,498,338	$15,929,849
1,075	938	1,259	1,310	1,141	2,701

1,160,033	8,335,808	1,074,969	9,709,700	1,499,479	15,932,550

87,942	965,894	78,306	1,088,377	104,277	1,822,731
25,126	—	22,373	—	29,793	—
11,315	16,060	11,315	16,060	11,315	16,060
11,251	56,823	10,953	65,255	13,617	73,236
7,300	23,276	7,300	28,105	7,300	44,081
12,228	14,235	12,228	15,695	12,228	26,645
661	22,499	588	22,499	767	31,500
14,965	35,770	14,965	35,770	14,965	38,325
5,496	19,543	5,024	23,835	5,650	42,081
1,728	11,022	1,534	12,423	2,053	20,805
1,075	938	1,259	1,310	1,141	2,701
25,559	151,041	22,963	166,633	28,719	288,192
15,358	30,467	15,176	31,625	15,545	41,367

220,004	1,347,568	203,984	1,507,587	247,370	2,447,724
—	(402,456)	—	(453,490)	—	(759,471)
(6,095)	(10,224)	(5,377)	(10,937)	(7,522)	(10,525)

213,909	934,888	198,607	1,043,160	239,848	1,677,728

946,124	7,400,920	876,362	8,666,540	1,259,631	14,254,822

160,221	(626,641)	117,624	172,362	60,615	2,935,731
(162)	(607,607)	32	(751,517)	(1,250)	(1,042,589)

160,059	(1,234,248)	117,656	(579,155)	59,365	1,893,142

(557,995)	797,526	(341,809)	1,764,476	(420,515)	(3,397,713)
6,728	1,588,607	1,866	1,946,439	8,756	2,770,236

(551,267)	2,386,133	(339,943)	3,710,915	(411,759)	(627,477)

(391,208)	1,151,885	(222,287)	3,131,760	(352,394)	1,265,665

(174,481)	(1,150,882)	(149,372)	(1,322,793)	(182,787)	(2,091,682)
(10,423)	—	—	—	—	—

(184,904)	(1,150,882)	(149,372)	(1,322,793)	(182,787)	(2,091,682)

$370,012	$7,401,923	$504,703	$10,475,507	$724,450	$13,428,805

STATEMENTS OF CHANGES IN NET ASSETS For the years ended October 31, 2005 and 2004

	Investment Quality Municipal Trust (BKN)		Municipal Income Trust (BFK)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$19,080,763	$19,680,873	$51,367,505	$52,143,566
Net realized gain (loss)	9,521,667	(2,704,080)	14,502,349	(10,849,651)
Net change in unrealized appreciation/depreciation	(11,411,681)	6,851,241	4,068,932	22,183,577
Net change in transactions related to investment violation[1]	—	167,280	—	—
Dividends and distributions to preferred shareholders from:
Net investment income	(3,091,066)	(1,560,276)	(7,913,843)	(3,870,243)
Net realized gains	—	—	—	—

Net increase in net assets resulting from operations	14,099,683	22,435,038	62,024,943	59,607,249

Dividends and Distributions to Common Shareholders from:
Net investment income	(16,080,778)	(15,274,761)	(42,712,157)	(42,421,794)
Net realized gains	—	—	—	—

Total dividends and distributions	(16,080,778)	(15,274,761)	(42,712,157)	(42,421,794)

Capital Share Transactions:
Reinvestment of common dividends	—	—	1,086,467	519,196

Net proceeds from capital share transactions	—	—	1,086,467	519,196

Total increase (decrease)	(1,981,095)	7,160,277	20,399,253	17,704,651

Net Assets Applicable to Common Shareholders
Beginning of year	262,474,968	255,314,691	621,648,141	603,943,490

End of year	$260,493,873	$262,474,968	$642,047,394	$621,648,141

End of year undistributed net investment income	$12,726,040	$12,876,540	$20,939,165	$20,211,294

[1]	Amounts as of December 18, 2003. See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

California Investment Quality Municipal Trust (RAA)		California Municipal Income Trust (BFZ)		Florida Investment Quality Municipal Trust (RFA)

2005	2004	2005	2004	2005	2004

$783,716	$927,165	$16,744,835	$17,211,060	$946,124	$1,103,025
111,480	(156,595)	(2,241,920)	(5,325,774)	160,059	146,348
(143,365)	48,265	7,640,066	15,044,621	(551,267)	(397,928)

—	10,779	—	—	—	46,656

(128,583)	(61,122)	(2,361,287)	(1,276,088)	(174,481)	(78,189)
—	(3,726)	—	—	(10,423)	(24,220)

623,248	764,766	19,781,694	25,653,819	370,012	795,692

(853,209)	(853,209)	(13,680,084)	(13,680,084)	(957,322)	(957,321)
—	(48,441)	—	—	(127,609)	(256,301)

(853,209)	(901,650)	(13,680,084)	(13,680,084)	(1,084,931)	(1,213,622)

—	—	—	—	—	—

—	—	—	—	—	—

(229,961)	(136,884)	6,101,610	11,973,735	(714,919)	(417,930)

14,528,568	14,665,452	221,370,732	209,396,997	16,929,090	17,347,020

$14,298,607	$14,528,568	$227,472,342	$221,370,732	$16,214,171	$16,929,090

$191,464	$373,382	$6,886,241	$6,189,963	$299,272	$489,204

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the years ended October 31, 2005 and 2004

	Florida Municipal Income Trust (BBF)		New Jersey Investment Quality Municipal Trust (RNJ)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$7,400,920	$7,485,885	$876,362	$972,804
Net realized gain (loss)	(1,234,248)	(508,174)	117,656	159,011
Net change in unrealized appreciation/depreciation	2,386,133	3,505,389	(339,943)	(357,062)
Net change in transactions related to investment violation[1]	—	—	—	—
Dividends to preferred shareholders from net investment income	(1,150,882)	(548,629)	(149,372)	(70,911)

Net increase in net assets resulting from operations	7,401,923	9,934,471	504,703	703,842

Dividends to Common Shareholders from:
Net investment income	(6,011,917)	(6,011,618)	(823,484)	(811,491)

Capital Share Transactions:
Reinvestment of common dividends	41,592	—	—	—

Net proceeds from capital share transactions	41,592	—	—	—

Total increase (decrease)	1,431,598	3,922,853	(318,781)	(107,649)

Net Assets Applicable to Common Shareholders:
Beginning of year	101,511.938	97,589,085	14,899,539	15,007,188

End of year	$102,943,536	$101,511,938	$14,580,758	$14,899,539

End of year undistributed net investment income	$2,631,771	$2,393,507	$576,903	$600,862

[1]	Amounts as of December 18, 2003. See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

New Jersey Municipal Income Trust (BNJ)		New York Investment Quality Municipal Trust (RNY)		New York Municipal Income Trust (BNY)

2005	2004	2005	2004	2005	2004

$8,666,540	$8,616,860	$1,259,631	$1,259,176	$14,254,822	$14,367,676
(579,155)	(815,221)	59,365	70,439	1,893,142	(1,277,572)
3,710,915	5,352,381	(411,759)	(82,103)	(627,477)	5,687,713

—	—	—	4,284	—	—

(1,322,793)	(623,629)	(182,787)	(92,575)	(2,091,682)	(1,058,252)

10,475,507	12,530,391	724,450	1,159,221	13,428,805	17,719,565

(6,817,201)	(6,682,923)	(1,146,975)	(1,146,975)	(11,321,006)	(11,320,282)

61,711	—	—	—	75,737	—

61,711	—	—	—	75,737	—

3,720,017	5,847,468	(422,525)	12,246	2,183,536	6,399,283

114,019,427	108,171,959	20,065,507	20,053,261	191,273,715	184,874,432

$117,739,444	$114,019,427	$19,642,982	$20,065,507	$193,457,251	$191,273,715

$3,754,669	$3,228,123	$517,851	$584,462	$5,662,743	$4,820,612

FINANCIAL HIGHLIGHTS

BlackRock Investment Quality Municipal Trust (BKN)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.71	$15.28	$15.19	$15.19	$14.30

Investment operations:
Net investment income	1.14	1.17	1.16	1.20	1.20
Net realized and unrealized gain (loss)	(0.11)	0.26	(0.09)	(0.26)	0.75
Dividends to preferred shareholders from net investment income	(0.19)	(0.09)	(0.09)	(0.13)	(0.29)

Net increase from investment operations	0.84	1.34	0.98	0.81	1.66

Dividends to common shareholders from net investment income	(0.96)	(0.91)	(0.89)	(0.81)	(0.78)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01

Net asset value, end of year	$15.59	$15.71	$15.28	$15.19	$15.19

Market price, end of year	$16.62	$15.12	$14.26	$13.48	$13.73

TOTAL INVESTMENT RETURN[1]	16.68%	12.91%	12.67%	4.14%	20.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.08%	1.08%	1.10%	1.09%	1.14%
Expenses after fees waived and before fees paid indirectly	1.08%	1.08%	1.10%	1.09%	1.14%
Expenses before fees waived and paid indirectly	1.08%	1.08%	1.10%	1.09%	1.14%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.21%	7.59%	7.62%	7.93%	8.10%
Preferred share dividends	1.17%	0.60%	0.59%	0.83%	1.94%
Net investment income available to common shareholders	6.04%	6.99%	7.03%	7.10%	6.16%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$264,490	$259,470	$254,890	$251,428	$247,832
Portfolio turnover	77%	52%	36%	19%	4%
Net assets of common shareholders, end of year (000)	$260,494	$262,475	$255,315	$253,710	$253,777
Preferred shares value outstanding, end of year (000)	$146,550	$146,550	$146,550	$146,550	$146,550
Asset coverage per preferred share, end of year	$69,465	$69,790	$68,561	$68,292	$68,308

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust (BFK)

					For the period July 27, 2001[1] through October 31, 2001[2]

	Year Ended October 31,

	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.26	$13.87	$13.33	$14.30	$14.33 [3]

Investment operations:
Net investment income	1.18	1.19	1.23	1.20	0.17
Net realized and unrealized gain (loss)	0.43	0.26	0.35	(1.11)	0.12
Dividends to preferred shareholders from net investment income	(0.18)	(0.09)	(0.09)	(0.13)	(0.01)

Net increase (decrease) from investment operations	1.43	1.36	1.49	(0.04)	0.28

Dividends and distributions to common shareholders:
Net investment income	(0.98)	(0.97)	(0.95)	(0.93)	(0.16)
In excess of net investment income	—	—	—	—	(0.01)

Total dividends and distributions	(0.98)	(0.97)	(0.95)	(0.93)	(0.17)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$14.71	$14.26	$13.87	$13.33	$14.30

Market price, end of period	$15.69	$14.05	$13.70	$13.46	$14.75

TOTAL INVESTMENT RETURN[4]	19.31%	10.01%	9.21%	(2.40)%	(1.13)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.83%	0.83%	0.84%	0.81%	0.61%[6]
Expenses after fees waived and before fees paid indirectly	0.83%	0.83%	0.84%	0.83%	0.62%[6]
Expenses before fees waived and paid indirectly	1.22%	1.23%	1.25%	1.23%	0.91%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.97%	8.44%	8.96%	8.74%	4.59%[6]
Preferred share dividends	1.23%	0.63%	0.65%	0.92%	0.38%[6]
Net investment income available to common shareholders	6.74%	7.81%	8.31%	7.82%	4.21%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$644,680	$618,076	$594,192	$598,425	$572,610
Portfolio turnover	68%	59%	56%	70%	27%
Net assets of common shareholders, end of period (000)	$642,047	$621,648	$603,943	$579,681	$619,249
Preferred shares value outstanding, end of period (000)	$375,125	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of period	$67,797	$66,435	$65,251	$63,636	$66,275

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Investment Quality Municipal Trust (RAA)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.43	$14.56	$14.81	$15.30	$14.62

Investment operations:
Net investment income	0.78	0.92	1.05	1.04	1.05
Net realized and unrealized gain (loss)	(0.03)	(0.09)	(0.41)	(0.64)	0.63
Dividends to preferred shareholders from net investment income	(0.13)	(0.06)	(0.06)	(0.09)	(0.21)

Net increase from investment operations	0.62	0.77	0.58	0.31	1.47

Dividends and distributions to common shareholders:
Net investment income	(0.85)	(0.85)	(0.83)	(0.80)	(0.79)
Net realized gains	—	(0.05)	—	—	—

Total dividends and distributions	(0.85)	(0.90)	(0.83)	(0.80)	(0.79)

Net asset value, end of year	$14.20	$14.43	$14.56	$14.81	$15.30

Market price, end of year	$15.75	$14.30	$14.03	$13.38	$15.55

TOTAL INVESTMENT RETURN[1]	16.76%	8.78%	11.38%	(9.26)%	17.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.35%	1.35%	1.40%	1.29%	1.38%
Expenses after fees waived and before fees paid indirectly	1.39%	1.40%	1.40%	1.29%	1.38%
Expenses before fees paid indirectly	1.39%	1.40%	1.40%	1.29%	1.38%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.38%	6.37%	7.17%	6.86%	7.04%
Preferred share dividends	0.88%	0.42%	0.44%	0.59%	1.39%
Net investment income available to common shareholders	4.50%	5.95%	6.73%	6.27%	5.65%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,569	$14,553	$14,752	$15,221	$15,072
Portfolio turnover	20%	15%	6%	30%	1%
Net assets of common shareholders, end of year (000)	$14,299	$14,529	$14,665	$14,911	$15,411
Preferred shares value outstanding, end of year (000)	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$72,671	$73,433	$73,886	$74,706	$76,377

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust (BFZ)

					For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.77	$13.97	$14.16	$14.50	$14.33 [3]

Investment operations:
Net investment income	1.12	1.15	1.12	1.11	0.16
Net realized and unrealized gain (loss)	0.36	0.65	(0.34)	(0.46)	0.32
Dividends to preferred shareholders from net investment income	(0.16)	(0.09)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	1.32	1.71	0.70	0.53	0.47

Dividends and distributions to common shareholders:
Net investment income	(0.91)	(0.91)	(0.89)	(0.87)	(0.15)
In excess of net investment income	—	—	—	—	(0.01)

Total dividends and distributions	(0.91)	(0.91)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.18	$14.77	$13.97	$14.16	$14.50

Market price, end of period	$14.92	$13.65	$13.21	$13.09	$14.75

TOTAL INVESTMENT RETURN[4]	16.42%	10.58%	7.92%	(5.49)%	(1.17)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.85%	0.87%	0.89%	0.88%	0.72%[6]
Expenses after fees waived and before fees paid indirectly	0.86%	0.88%	0.89%	0.90%	0.73%[6]
Expenses before fees waived and paid indirectly	1.25%	1.28%	1.30%	1.31%	1.02%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.35%	7.96%	8.01%	7.96%	4.06%[6]
Preferred share dividends	1.04%	0.59%	0.57%	0.86%	0.38%[6]
Net investment income available to common shareholders	6.31%	7.37%	7.44%	7.10%	3.68%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$227,738	$216,238	$211,275	$209,965	$199,356
Portfolio turnover	28%	15%	34%	44%	16%
Net assets of common shareholders, end of period (000)	$227,472	$221,371	$209,397	$212,215	$216,829
Preferred shares value outstanding, end of period (000)	$131,950	$131,950	$131,950	$131,950	$131,950
Asset coverage per preferred share, end of period	$68,107	$66,945	$64,675	$65,211	$66,086

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.02	$15.39	$15.65	$15.50	$14.65

Investment operations:
Net investment income	0.84	0.98	1.04	1.05	1.03
Net realized and unrealized gain (loss)	(0.35)	(0.18)	(0.39)	0.02	0.86
Dividends and distributions to preferred shareholders:
Net investment income	(0.15)	(0.07)	(0.08)	(0.11)	(0.24)
Net realized gains	(0.01)	(0.02)	—	—	—

Net increase from investment operations	0.33	0.71	0.57	0.96	1.65

Dividends and distributions to common shareholders:
Net investment income	(0.85)	(0.85)	(0.83)	(0.81)	(0.80)
Net realized gains	(0.11)	(0.23)	—	—	—

Total dividends and distributions	(0.96)	(1.08)	(0.83)	(0.81)	(0.80)

Net asset value, end of year	$14.39	$15.02	$15.39	$15.65	$15.50

Market price, end of year	$14.85	$14.30	$14.47	$14.50	$14.36

TOTAL INVESTMENT RETURN[1]	10.76%	6.32%	5.52%	6.52%	15.65%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.29%	1.27%	1.29%	1.20%	1.38%
Expenses after fees waived and before fees paid indirectly	1.32%	1.31%	1.29%	1.20%	1.38%
Expenses before fees paid indirectly	1.32%	1.31%	1.29%	1.20%	1.38%
Net investment income after fees paid indirectly and before preferred share dividends	5.69%	6.48%	6.69%	6.76%	6.83%
Preferred share dividends	1.05%	0.46%	0.51%	0.69%	1.58%
Net investment income available to common shareholders	4.64%	6.02%	6.18%	6.07%	5.25%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$16,626	$17,035	$17,561	$17,427	$17,046
Portfolio turnover	15%	13%	17%	8%	—%
Net assets of common shareholders, end of year (000)	$16,214	$16,929	$17,347	$17,639	$17,472
Preferred shares value outstanding, end of year (000)	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share, end of year	$72,696	$74,795	$76,021	$76,886	$76,397

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Income Trust (BBF)

					For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.27	$14.68	$14.57	$14.37	$14.33 [3]

Investment operations:
Net investment income	1.11	1.12	1.11	1.07	0.17
Net realized and unrealized gain (loss)	0.17	0.45	(0.03)	0.13	0.18
Dividends to preferred shareholders from net investment income	(0.17)	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	1.11	1.49	1.00	1.08	0.34

Dividends to common shareholders from net investment income	(0.90)	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.11)

Total capital charges	—	—	—	(0.01)	(0.14)

Net asset value, end of period	$15.48	$15.27	$14.68	$14.57	$14.37

Market price, end of period	$15.25	$14.40	$13.36	$13.65	$14.50

TOTAL INVESTMENT RETURN[4]	12.44%	15.04%	4.30%	0.16%	(2.84)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.90%	0.93%	0.94%	0.96%	0.87%[6]
Expenses after fees waived and before fees paid indirectly	0.91%	0.93%	0.95%	0.98%	0.88%[6]
Expenses before fees waived and paid indirectly	1.30%	1.32%	1.35%	1.38%	1.17%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.16%	7.49%	7.50%	7.59%	4.43%[6]
Preferred share dividends	1.11%	0.55%	0.53%	0.82%	0.37%[6]
Net investment income available to common shareholders	6.05%	6.94%	6.97%	6.77%	4.06%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$103,432	$100,002	$98,081	$93,558	$87,918
Portfolio turnover	10%	10%	19%	35%	28%
Net assets of common shareholders, end of period (000)	$102,944	$101,512	$97,589	$96,816	$95,123
Preferred shares value outstanding, end of period (000)	$57,550	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share, end of period	$69,729	$69,101	$67,394	$67,060	$66,323

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.79	$14.90	$14.64	$14.85	$13.96

Investment operations:
Net investment income	0.87	0.97	1.00	1.02	0.96
Net realized and unrealized gain (loss)	(0.21)	(0.20)	0.12	(0.39)	0.87
Dividends to preferred shareholders from net investment income	(0.15)	(0.07)	(0.06)	(0.09)	(0.21)

Net increase from investment operations	0.51	0.70	1.06	0.54	1.62

Dividends to common shareholders from net investment income	(0.82)	(0.81)	(0.80)	(0.75)	(0.73)

Net asset value, end of year	$14.48	$14.79	$14.90	$14.64	$14.85

Market price, end of year	$14.70	$15.00	$14.80	$13.30	$13.75

TOTAL INVESTMENT RETURN[1]	3.53%	7.14%	17.59%	2.07%	19.63%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.34%	1.34%	1.39%	1.31%	1.54%
Expenses after fees waived and before fees paid indirectly	1.37%	1.37%	1.39%	1.31%	1.54%
Expenses before fees waived and paid indirectly	1.37%	1.37%	1.39%	1.31%	1.54%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.89%	6.50%	6.72%	6.93%	6.64%
Preferred share dividends	1.00%	0.47%	0.41%	0.61%	1.47%
Net investment income available to common shareholders	4.89%	6.03%	6.31%	6.32%	5.17%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,873	$14,974	$14,975	$14,791	$14,570
Portfolio turnover	19%	12%	4%	14%	9%
Net assets of common shareholders, end of year (000)	$14,581	$14,900	$15,007	$14,747	$14,958
Preferred shares value outstanding, end of year (000)	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$73,612	$74,670	$75,026	$74,159	$74,862

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Income Trust (BNJ)

					For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.38	$14.59	$14.29	$14.26	$14.33 [3]

Investment operations:
Net investment income	1.17	1.16	1.15	1.10	0.14
Net realized and unrealized gain (loss)	0.42	0.61	0.11	(0.07)	0.10
Dividends to preferred shareholders from net investment income	(0.18)	(0.08)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	1.41	1.69	1.18	0.91	0.23

Dividends and distributions to common shareholders:
Net investment income	(0.92)	(0.90)	(0.88)	(0.87)	(0.13)
In excess of net investment income	—	—	—	—	(0.03)

Total dividends and distributions	(0.92)	(0.90)	(0.88)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.11)

Total capital charges	—	—	—	(0.01)	(0.14)

Net asset value, end of period	$15.87	$15.38	$14.59	$14.29	$14.26

Market price, end of period	$15.91	$14.45	$14.04	$13.64	$14.84

TOTAL INVESTMENT RETURN[4]	16.95%	9.63%	9.59%	(2.25)%	(0.56)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.89%	0.91%	0.93%	0.93%	0.83%[6]
Expenses after fees waived and before fees paid indirectly	0.90%	0.91%	0.94%	0.97%	0.84%[6]
Expenses before fees waived and paid indirectly	1.28%	1.30%	1.34%	1.37%	1.12%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.37%	7.74%	7.85%	7.81%	3.67%[6]
Preferred share dividends	1.12%	0.56%	0.57%	0.88%	0.37%[6]
Net investment income available to common shareholders	6.25%	7.18%	7.28%	6.93%	3.30%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$117,596	$111,263	$107,900	$104,241	$97,050
Portfolio turnover	6%	16%	13%	50%	16%
Net assets of common shareholders, end of period (000)	$117,739	$114,019	$108,172	$105,985	$105,089
Preferred shares value outstanding, end of period (000)	$63,800	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of period	$71,142	$69,682	$67,387	$66,538	$66,187

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Investment Quality Municipal Trust (RNY)

	Year Ended October 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.35	$15.34	$15.47	$15.28	$14.55

Investment operations:
Net investment income	0.96	0.96	1.03	1.06	1.06
Net realized and unrealized gain (loss)	(0.26)	—	(0.21)	0.06	0.70
Dividends to preferred shareholders from net investment income	(0.14)	(0.07)	(0.07)	(0.09)	(0.21)

Net increase (decrease) from investment operations	0.56	0.89	0.75	1.03	1.55

Dividends to common shareholders from net investment income	(0.88)	(0.88)	(0.88)	(0.84)	(0.82)

Net asset value, end of year	$15.03	$15.35	$15.34	$15.47	$15.28

Market price, end of year	$14.75	$14.50	$14.18	$14.40	$14.20

TOTAL INVESTMENT RETURN[1]	8.01%	8.81%	4.69%	7.42%	19.20%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.20%	1.21%	1.24%	1.17%	1.31%
Expenses after fees waived and before fees paid indirectly	1.24%	1.24%	1.24%	1.17%	1.31%
Expenses before fees paid indirectly	1.24%	1.24%	1.24%	1.17%	1.31%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.30%	6.29%	6.68%	6.97%	7.06%
Preferred share dividends	0.91%	0.46%	0.44%	0.60%	1.40%
Net investment income available to common shareholders	5.39%	5.83%	6.24%	6.37%	5.66%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$19,993	$20,019	$20,158	$19,915	$19,663
Portfolio turnover	10%	23%	36%	7%	—%
Net assets of common shareholders, end of year (000)	$19,643	$20,066	$20,053	$20,222	$19,973
Preferred shares value outstanding, end of year (000)	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share, end of year	$75,111	$76,195	$76,159	$76,590	$75,955

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal Income Trust (BNY)

					For the period July 27, 2001[1] through October 31, 2001[2]
	Year Ended October 31,

	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.28	$14.76	$14.47	$14.09	$14.33 [3]

Investment operations:
Net investment income	1.14	1.14	1.14	1.09	0.15
Net realized and unrealized gain (loss)	0.09	0.36	0.13	0.29	(0.08)
Dividends to preferred shareholders from net investment income	(0.17)	(0.08)	(0.09)	(0.13)	(0.01)

Net increase from investment operations	1.06	1.42	1.18	1.25	0.06

Dividends and distributions to common shareholders:
Net investment income	(0.90)	(0.90)	(0.89)	(0.87)	(0.14)
In excess of net investment income	—	—	—	—	(0.02)

Total dividends and distributions	(0.90)	(0.90)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.44	$15.28	$14.76	$14.47	$14.09

Market price, end of period	$15.19	$13.99	$13.45	$13.42	$14.62

TOTAL INVESTMENT RETURN[4]	15.38%	10.99%	6.95%	(2.25)%	(5.58)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.86%	0.87%	0.88%	0.90%	0.73%[6]

Expenses after fees waived and before fees paid indirectly	0.87%	0.87%	0.89%	0.92%	0.74%[6]
Expenses before fees waived and paid indirectly	1.26%	1.27%	1.29%	1.33%	1.03%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.35%	7.62%	7.73%	7.87%	3.93%[6]
Preferred share dividends	1.08%	0.56%	0.62%	0.93%	0.37%[6]
Net investment income available to common shareholders	6.27%	7.06%	7.11%	6.94%	3.56%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$194,038	$188,746	$183,648	$173,885	$163,077
Portfolio turnover	24%	13%	14%	57%	2%
Net assets of common shareholders, end of period (000)	$193,457	$191,274	$184,874	$181,200	$175,110
Preferred shares value outstanding, end of period (000)	$109,750	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of period	$69,073	$68,575	$67,115	$66,279	$64,894

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.
The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Investment Quality Municipal Trust Inc. (“Municipal Investment Quality”) was organized as a Maryland corporation on November 19, 1992. BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations on April 12, 1993. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust on April 15, 1993. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”) and BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) were organized as Delaware statutory trusts on March 30, 2001. The Investment Quality Trusts and the Income Trusts are referred to herein collectively as the “Trusts.” Municipal Investment Quality and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. The ability of issuers of debt securities held by each Trust to meet their obligations may be affected by economic developments in a state, a specific industry or region.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and Federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940 (the “1940 Act”), as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. For this reason no Federal income tax or excise tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in-capital (“PIC”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	PIC

Municipal Investment Quality	$(59,419)	$59,419	—
Municipal Income	(13,634)	13,634	—
California Investment Quality	(16,158)	2,263	(18,421)
California Income	(7,186)	7,186	—
Florida Investment Quality	(4,253)	4,253	—
Florida Income	143	(143)	—
New Jersey Investment Quality	(72,535)	13,946	(86,481)
New York Investment Quality	3,520	170	(3,690)
New York Income	(3)	3	—

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement for each Income Trust covers both investment advisory and administration services. Each Investment Quality Trust has an Administration Agreement with the Advisor.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

          The administration fee to the Advisor is computed weekly and payable monthly based on an annual rate of 0.15% for the Municipal Investment Quality Trust and 0.10% for the California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality of the Trusts’ average weekly managed assets.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support, and compliance services to each Trust. For the year ended October 31, 2005, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount	Trust	Amount

Municipal Investment Quality	$16,608	Florida Income	$6,413
Municipal Income	35,040	New Jersey Investment Quality	978
California Investment Quality	967	New Jersey Income	7,015
California Income	13,819	New York Investment Quality	1,325
Florida Investment Quality	1,153	New York Income	11,987

          Pursuant to the terms of each Trust’s custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended October 31, 2005, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Investment Quality	317,200,757	308,489,055	Florida Income	15,676,707	21,861,964
Municipal Income	673,186,480	690,620,165	New Jersey Investment Quality	3,356,069	5,505,685
California Investment Quality	3,642,308	3,267,100	New Jersey Income	11,203,974	10,482,452
California Income	100,043,765	98,861,612	New York Investment Quality	5,861,458	2,779,072
Florida Investment Quality	2,858,558	4,940,000	New York Income	72,372,002	77,244,733

          There were no purchases or sales of U.S. government securities.

          For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2005, the Trust’s last tax year-end except for New York Income which had its last tax year-end at July 31, 2005. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Municipal Investment Quality	$159,146	2012	Florida Income	$1,060,497	2012

Municipal Income	$11,431,206	2011	New Jersey Income	$988,460	2012

	15,767,388	2012	New York Income	$662,558	2011

	$27,198,594			485,438	2012

California Investment Quality	$9,026	2012		$1,147,996

California Income	$389,453	2010
	124,338	2011
	4,943,577	2012

	$5,457,368

          As of October 31, 2005 the following capital loss carryforwards were used to offset net taxable gains for the following Trusts:

Municipal Investment Quality	$12,631,630
Municipal Income	25,900,423
California Investment Quality	120,643
California Income	2,009,193
Florida Income	354,216
New Jersey Investment Quality	45,943
New Jersey Income	1,367,283
New York Investment Quality	3,512

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders

The tax character of distributions paid during the year ended October 31, 2005, and the year ended October 31, 2004, were as follows:

	Year ended October 31, 2005

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Municipal Investment Quality	$19,171,844	$—	$—	$19,171,844
Municipal Income	50,626,000	—	—	50,626,000
California Investment Quality	981,792	—	—	981,792
California Income	16,041,371	—	—	16,041,371
Florida Investment Quality	1,131,803	—	138,032	1,269,835
Florida Income	7,162,799	—	—	7,162,799
New Jersey Investment Quality	972,856	—	—	972,856
New Jersey Income	8,139,994	—	—	8,139,994
New York Investment Quality	1,329,762	—	—	1,329,762
New York Income	13,412,688	—	—	13,412,688

	Year ended October 31, 2004

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Municipal Investment Quality	$16,835,037	$—	$—	$16,835,037
Municipal Income	46,292,037	—	—	46,292,037
California Investment Quality	914,331	—	52,167	966,498
California Income	14,956,172	—	—	14,956,172
Florida Investment Quality	1,035,510	—	280,521	1,316,031
Florida Income	6,560,247	—	—	6,560,247
New Jersey Investment Quality	882,402	—	—	882,402
New Jersey Income	7,306,552	—	—	7,306,552
New York Investment Quality	1,239,550	—	—	1,239,550
New York Income	12,378,534	—	—	12,378,534

          As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Municipal Investment Quality	$13,881,467	$—	$—	$16,473,160
Municipal Income	24,581,821	—	—	28,686,133
California Investment Quality	278,387	—	—	700,132
California Income	8,088,475	—	—	13,384,098
Florida Investment Quality	393,339	2,626	168,398	719,725
Florida Income	3,170,113	—	—	7,049,737
New Jersey Investment Quality	659,501	—	76,056	829,319
New Jersey Income	4,327,573	—	—	9,770,556
New York Investment Quality	620,883	—	64,779	1,388,771
New York Income	6,661,939	—	—	10,461,274

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Investment QualityTrusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At October 31, 2005, the common shares outstanding:

Trust	Common Shares Outstanding	Trust	Common Shares Outstanding

Municipal Investment Quality	16,707,093	Florida Income	6,648,993
Municipal Income	43,660,481	New Jersey Investment Quality	1,007,093
California Investment Quality	1,007,093	New Jersey Income	7,418,647
California Income	14,985,501	New York Investment Quality	1,307,093
Florida Investment Quality	1,127,093	New York Income	12,526,300

          As of October 31, 2005, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Investment Quality	T7	3,262	California Income	T7	2,639
	T28	2,600		R7	2,639
Municipal Income	M7	3,001	Florida Investment Quality	R7	340
	T7	3,001	Florida Income	T7	2,302
	W7	3,001	New Jersey Investment Quality	T7	300
	R7	3,001	New Jersey Income	R7	2,552
	F7	3,001	New York Investment Quality	F7	392
California Investment Quality	W7	300	New York Income	W7	2,195
				F7	2,195

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the year ended October 31, 2005, were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Municipal Investment Quality	T7	1.40%	2.80%	2.10%	California Income	T7	0.99%	2.80%	1.82%
	T28	1.60	2.85	2.19		R7	0.50	2.75	1.79
Municipal Income	M7	1.47	2.81	2.15	Florida Investment Quality	R7	0.60	3.10	2.22
	T7	1.25	2.80	2.12	Florida Income	T7	0.40	2.85	2.01
	W7	1.53	2.86	2.11	New Jersey Investment Quality	T7	1.20	2.75	2.00
	R7	1.55	2.80	2.14	New Jersey Income	R7	1.30	2.75	2.08
	F7	1.39	2.82	2.08	New York Investment Quality	F7	0.60	2.75	1.89
California Investment Quality	W7	0.75	2.63	1.73	New York Income	W7	0.75	2.75	1.92
						F7	1.00	2.85	1.92

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends

Subsequent to October 31, 2005, the Board of each Trust declared dividends from undistributed earnings per common share payable December 1, 2005, to shareholders of record on November 15, 2005. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Municipal Investment Quality	$0.088250	Florida Income	$0.075375
Municipal Income	0.082625	New Jersey Investment Quality	0.070125
California Investment Quality	0.070600	New Jersey Income	0.079625
California Income	0.076074	New York Investment Quality	0.073125
Florida Investment Quality	0.070781	New York Income	0.075339

           The dividends declared on preferred shares for the period November 1, 2005 to November 30, 2005, for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Municipal Investment Quality	T7	188,991	California Income	T7	146,649
	T28	246,288		R7	118,201
Municipal Income	M7	196,535	Florida Investment Quality	R7	18,020
	T7	189,513	Florida Income	T7	139,317
	W7	149,540	New Jersey Investment Quality	T7	21,714
	R7	152,961	New Jersey Income	R7	125,380
	F7	146,209	New York Investment Quality	F7	19,177
California Investment Quality	W7	13,311	New York Income	W7	107,906
				F7	113,569

Note 7. Reimbursements

In December of 2003, the Advisor determined that each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality had purchased high yield bonds in violation of a non-fundamental investment policy requiring their investments to be of investment grade quality at the time of purchase. The Advisor has reimbursed each of the Trusts for the realized and unrealized losses incurred from the date of purchase through December 18, 2003 as a result of these unauthorized purchases. The net realized and unrealized gains on these securities as of December 18, 2003 was $167,280 for Municipal Investment Quality, $10,779 for California Investment Quality, $46,656 for Florida Investment Quality and $4,284 for New York Investment Quality. The amount of the reimbursement for the unrealized losses was $18,421 for California Investment Quality, $86,481.10 for New Jersey Investment Quality and $3,690 for New York Investment Quality. Such amounts have been reflected in the accompanying financial statements for the year ended October 31, 2004.

Note 8. Investment Policy

On December 18, 2003, the Board approved a resolution for each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality whereby each such Trust adopted a non-fundamental investment policy permitting each Trust to invest up to 20% of its managed assets, measured at the time of purchase, in securities rated BB/Ba or B by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies Inc., Fitch Ratings or another nationally recognized rating agency or, if unrated, deemed to be of comparable credit quality by BlackRock Advisors, Inc. or its affiliates.

Note 9. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

          Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:

BlackRock Investment Quality Municipal Trust, Inc.
BlackRock Municipal Income Trust
BlackRock California Investment Quality Municipal Trust, Inc.
BlackRock California Municipal Income Trust
BlackRock Florida Investment Quality Municipal Trust, Inc.
BlackRock Florida Municipal Income Trust
BlackRock New Jersey Investment Quality Municipal Trust, Inc.
BlackRock New Jersey Municipal Income Trust
BlackRock New York Investment Quality Municipal Trust, Inc.
BlackRock New York Municipal Income Trust
(Collectively the “Trusts”)

          We have audited the accompanying statement of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

          Deloitte & Touche LLP

          December 29, 2005

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

          After an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Investment Quality Trusts will not issue any new shares under the Plan, which serves as agent for the shareholders in administering the Plan.

          After an Income Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

          At a meeting held on May 26, 2005, the Board of Trustees or the Board of Directors, as the case may be (the “Board” or the “Trustees”) of each trust in the BlackRock Closed-End Fund Complex (each a “Trust”), including the independent trustees (the “Independent Trustees”), unanimously approved the continuance of an Investment Management Agreement between each Trust and BlackRock Advisors, Inc. (the “Advisor”). For each Investment Management Agreement, the Boards also approved a related Sub-Investment Advisory Agreement, when applicable, among each respective Trust, the Advisor and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Investment Management Agreements and the Sub-Investment Advisory Agreements sometimes are referred to herein collectively as the “Agreements”. The Advisor and the Sub-Advisor sometimes are referred to herein collectively as “BlackRock”.

Information Received by the Boards

          To assist each Board in its evaluation of the Agreements, the Independent Trustees received information from BlackRock on or about April 27, 2005, which detailed, among other things: the organization, business lines and capabilities of BlackRock, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., The PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the Investment Company Act of 1940, as amended (the “1940 Act”) as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the Boards in voting on advisory agreements.

          Prior to the Board meeting, the Independent Trustees reviewed a preliminary binder of information, and, in consultation with independent counsel, submitted a memorandum on May 12, 2005, to BlackRock setting forth certain questions and requests for additional information. BlackRock responded to these questions in writing on May 24, 2005, and May 25, 2005. The Independent Trustees reviewed these responses with independent counsel on May 25, 2005.

          At the Board meeting on May 26, 2005, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after reviewing the written materials, the Independent Trustees met in executive session with their legal counsel to review the Boards’ duties in reviewing the Agreements and to consider the renewal of the Agreements. With this background, the Boards considered each Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission statements relating to the renewal of the Agreements.

Matters Considered by the Boards

          In connection with their deliberations, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by BlackRock; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end funds complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of BlackRock’s services, the Boards reviewed information concerning the types of services that BlackRock provides and is expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards further noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of BlackRock’s investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, BlackRock provides each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, BlackRock and its affiliates provide each Trust with a wide range of services, including: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust web sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Boards considered, in particular, BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations in light of the new Securities and Exchange Commission regulations governing compliance. The Boards noted BlackRock’s focus on compliance and its compliance systems. The Independent Trustees noted that BlackRock’s commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy.

          The Investment Performance of the Trusts. As previously noted, the Boards received myriad performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual peers as well as the Peers’ average performance).

          The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted the quality of information provided by BlackRock throughout the year with respect to the performance of the Trusts. The Boards considered this information in connection with its deliberations as to whether the level of management services provided to each Trust, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards also compared the management fees charged to the Trusts by BlackRock to the management fees BlackRock charges other types of clients (such as open-end investment companies and institutional separately managed accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that BlackRock provides the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by BlackRock in managing and operating the Trusts. For instance, BlackRock and its affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new Securities and Exchange Commission regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          The Boards considered this information in connection with its deliberations as to whether the fees paid by each Trust under its Agreements, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Boards noted the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results.

          In evaluating the reasonableness of BlackRock’s compensation, the Boards also considered any other revenues paid to BlackRock, including partial reimbursements paid to BlackRock for certain non-investment advisory services. The Boards noted that these payments were less than BlackRock’s costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that BlackRock and its affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trusts’ complex. The Boards concluded that breakpoints were not warranted at this time.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits BlackRock or its affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to BlackRock and its affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to BlackRock and its affiliates as a result of potentially stronger relationships with members of the broker-dealer community, increased name recognition of BlackRock and its affiliates, enhanced sales of other investment funds and products sponsored by BlackRock and its affiliates and increased assets under management which may increase the benefits realized by BlackRock from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of BlackRock’s affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by BlackRock, without regard to whether BlackRock ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion

          The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including a majority of Independent Trustees, determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that the renewal of each Agreement should be approved.

ADDITIONAL INFORMATION (unaudited)

          The Joint Annual Meeting of Shareholders was held on May 26, 2005 to elect a certain number of Directors/Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2008:

Municipal Investment Quality

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	15,776,989	162,414
Kent Dixon	15,790,063	149,340
Kathleen F. Feldstein	15,789,187	150,216
Robert S. Kapito	15,797,525	141,878

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	15,780,934	158,469

Municipal Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	14,327	69
R. Glenn Hubbard	41,701,963	548,933
James Clayburn La Force, Jr.	41,674,620	576,276

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	41,657,525	593,371

California Investment Quality

Elected the Class II Directors as follows:

Director	Votes For	Votes Withheld

Frank J. Fabozzi[2]	300	0
Kathleen F. Feldstein	986,949	519
Walter F. Mondale	974,396	13,072
Ralph L. Schlosstein	986,949	519

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	986,949	519

California Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	5,116	4
R. Glenn Hubbard	13,999,340	168,627
James Clayburn La Force, Jr.	13,997,723	170,244

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	14,002,090	165,877

Florida Investment Quality

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	334	6
Kathleen F. Feldstein	1,047,769	12,269
Walter F. Mondale	1,045,889	14,149
Ralph L. Schlosstein	1,049,769	10,269

Florida Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	2,291	0
R. Glenn Hubbard	6,476,113	63,478
James Clayburn La Force, Jr.	6,463,079	76,512

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	6,475,148	64,443

New Jersey Investment Quality

Elected the Class II Directors as follows:

Director	Votes For	Votes Withheld

Frank J. Fabozzi[2]	300	0
Kathleen F. Feldstein	958,273	7,713
Walter F. Mondale	958,273	7,713
Ralph L. Schlosstein	954,137	11,849

Elected Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	958,637	7,349

New Jersey Income

Elected Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	2,439	21
R. Glenn Hubbard	6,283,961	59,847
James Clayburn La Force, Jr.	6,272,318	71,490

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	6,280,502	63,306

New York Investment Quality

Elected the Class II Directors as follows:

Director	Votes For	Votes Withheld

Frank J. Fabozzi[2]	391	0
Kathleen F. Feldstein	1,236,209	11,681
Walter F. Mondale	1,236,209	11,681
Ralph L. Schlosstein	1,236,209	11,681

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	1,236,209	11,681

New York Income

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	4,343	20
R. Glenn Hubbard	11,850,671	156,695
James Clayburn La Force, Jr.	11,872,328	135,038

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	11,875,053	132,313

[1]

Mr. Hubbard and Ms. Feldstein will serve until the end of the term for the Class of Directors/Trustees to which they were elected, if such class was not standing for election at the May 26, 2005 Annual Shareholder Meeting.

[2]	Voted on by the holders of preferred shares only.

          The following Trusts had an additional proposal (Proposal #2A) to amend its respective Declaration of Trust in order to change the maximum number of permitted Directors allowed on its Board to 11:

	Votes For	Votes Against	Votes Withheld

Muncipal Income	40,958,191	799,400	493,303
California Income	13,811,034	220,932	136,000
Florida Income	6,389,062	90,912	59,616
New Jersey Income	6,200,512	96,059	47,237
New York Income	11,691,739	181,459	134,168

          The following Trust had an additional proposal (Proposal #2B) to amend its Declaration of Trust in order to reduce the maximum number of permitted Directors allowed on its Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Florida Investment Quality	1,039,665	3,000	17,373

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

          The Trusts listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of the Advisor and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 54	Chairman of the Board[3]	3 years[4] / since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	67

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education, The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest homebuilder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 48	President and Trustee	3 years[4] / since August 22, 2002	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	57	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Directors/Trustees[2]

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 79	Lead Trustee Audit Committee Chairman[5]	3 years[4] / since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	57

Director of CarrAmerica Realty Corporation and Borg-Warner Automotive. Formerly Director of Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 59	Trustee Audit Committee Member	3 years[4] / since inception[6]	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co- author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	57	Trustee of Aircraft Finance Trust (AFT) and Chairman of Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 68	Trustee Audit Committee Member[5]	3 years[4] / since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	57	Former Director of ISFA (the owner of INVEST, a national securities broker- age service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 57	Trustee Audit Committee Member[5]	3 years[4] / since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance and Becton Fellow at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management. Visiting Professor of Finance and Accounting at the Sloan School of Management, Massachusetts Institute of Technology from 1986 to August 1992.	57	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Directors/Trustees[2] (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 63	Trustee	3 years[4] / since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	56

Director of BellSouth Inc. and Knight Ridder, Inc.; Trustee of the Museum of Fine Arts, Boston, and of the Committee for Economic Development and member of Partners HealthCare and Sherrill House Inc.; Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 47	Trustee	3 years[4] / since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				57

Director of ADP, Dex Media, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings. Advisory boards of the Congressional Budget Office, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

James Clayburn La Force, Jr. P.O. Box 4546 New York, NY 10163-4546 Age: 76	Trustee	3 years[4] / since inception	Dean Emeritus of the John E. Anderson Graduate School of Management, University of California since July 1, 1993. Acting Dean of the School of Business, Hong Kong University of Science and Technology 1990-1993. From 1978 to September 1993, Dean of the John E. Anderson Graduate School of Management, University of California.	57

Director of Payden & Rygel Investment Trust, Metzler-Payden Investment Trust, Advisors Series Trust, Arena Pharmaceuticals, Inc. and CancerVax Corporation. Former director of First Nationwide Bank, Eli Lilly & Company, National Intergroup, Rockwell International, Cyprus Mines, Getty Oil Company, The Timken Company, Jacobs Engineering Group, and Motor Cargo Industries.

Walter F. Mondale P.O. Box 4546 New York, NY 10163-4546 Age: 77	Trustee	3 years[4] / since inception[7]	Senior Counsel, Dorsey & Whitney, LLP, a law firm (January 2004-present); Partner, Dorsey & Whitney, LLP, (December 1996-December 2003, September 1987-August 1993). Formerly U.S. Ambassador to Japan (1993-1996). Formerly Vice President of the United States, U.S. Senator and Attorney General of the State of Minnesota. 1984 Democratic Nominee for President of the United States.	57

Chairman of Panasonic Foundation’s Board of Directors and Director of United Health Foundation. Member of the Hubert H. Humphrey Institute of Public Affairs Advisory Board, The Mike and Maureen Mansfield Foundation and the Dean’s Board of Visitors of the Medical School at the University of Minnesota.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[6]	For the Investment Quality Trusts appointed Director/Trustee on August 11, 1994.
[7]	Except during the periods August 12, 1993 through April 15, 1997 and October 31, 2002 through November 11, 2002 for all of the Trusts.

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
 Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito
James Clayburn La Force, Jr.
Walter F. Mondale

Officers
Robert S. Kapito, President
 Henry Gabbay, Treasurer
 Bartholomew Battista, Chief Compliance Officer
 Anne Ackerley, Vice President
 Kevin M. Klingert, Vice President
 James Kong, Assistant Treasurer
 Vincent B. Tritto, Secretary
 Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor[1] BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
EquiServe Trust Company, N.A.
c/o Computershare Investor Services
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[1] Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent[2] Deutsche Bank Trust Company Americas
60 Wall Street, 8th Floor
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For the Income Trusts.
[2]	For the Investment Quality Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)669-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-2

Item 2. Code of Ethics.
(a)          The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)           Not applicable.

(c)           The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)           The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)           Not applicable.

(f)           The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)           Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $7,400 for the fiscal year ended October 31, 2005 and $7,500 for the fiscal year ended October 31, 2004.

(b)           Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $384 for the fiscal year ended October 31, 2005 and

$0 for the fiscal year ended October 31, 2004. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)           Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 for the fiscal year ended October 31, 2005 and $11,000 for the fiscal year ended October 31, 2004. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)           All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)           Audit Committee Pre-Approval Policies and Procedures.
               (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Registrant’s independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

               For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Registrant and (B) all engagements for non-audit services that directly impacted the operations and financial reporting or the Registrant to be provided by the Independent Auditor to any Covered Entity. "Covered Entities" means (1) BlackRock Advisors, Inc. (the “Advisor”) or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Registrant.

               In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

               Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

               The terms and fees of the annual Audit services engagement for the Registrant are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Registrant structure or other matters.

               In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Registrant not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               The Audit Committee believes that the Independent Auditor can provide Tax services to the Registrant and Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

               Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the Registrant or the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

              (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           Not applicable.

(g)           The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant for each of the last two fiscal years were $1,341,450 for the fiscal year ended October 31, 2005 and $835,100 for the fiscal year ended October 31, 2004.

(h)           The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank J. Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's fourth fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Investment Quality Municipal Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer and Principal Financial Officer Date: January 9, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: President and Principal Executive Officer Date: January 9, 2006

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer and Principal Financial Officer Date: January 9, 2006